I M P E R I A L
                      F I N A N C I A L    S E R V I C E S
                                     F U N D

                                   A SERIES OF

                               QUESTAR FUNDS, INC.


                         PROSPECTUS DATED APRIL 15, 2000


                   RETIREMENT PLANNING COMPANY OF NEW ENGLAND
                                 (THE "ADVISER")


Imperial Financial Services Fund (the "Fund") is a series of Questar Funds, Inc. (the "Company"), a Maryland corporation. The investment objectives of the Fund are to provide shareholders with long-term capital appreciation and income as a secondary objective by investing in a diversified portfolio consisting primarily of the equity securities of financial services companies that are believed by the Adviser to offer superior prospects for long-term growth.


The Fund is sold subject to an initial sales load of up to 4.75% and has adopted a distribution and service plan under which it pays distribution fees equal to 0.50% of its average daily net assets which includes shareholder servicing fees equal to 0.25% of its average daily net assets.


This Prospectus, dated April 15, 2000, concisely describes the information about the Fund that you ought to know before investing. Please read it carefully before investing and retain it for future reference. A Statement of Additional Information ("SAI") about the Fund, dated April 15, 2000, is available free of charge. The address of the Company is Questar Funds, Inc., The Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge, New York 11788 or telephone
(877) 732-7696. The SAI has been filed with the Securities and Exchange Commission and is incorporated in its entirety by reference in this Prospectus.


                 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
                  APPROVED OR DISAPPROVED THE FUND'S SHARES OR
           DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


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                                TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----

Risk/Return Summary...........................................................1
Performance...................................................................2
Fees and Expenses of the Fund.................................................2
Investment Objectives, Principal Investment Strategies and Risks..............3
Management, Organization and Capital Structure................................7
How to Purchase Shares of the Fund...........................................10
Sale Loads...................................................................13
Distribution and Service Plan................................................15
How to Redeem Shares of the Fund.............................................16
Shareholder Services ........................................................18
Dividends and Distributions .................................................19
Valuation of Shares..........................................................20
Tax Status...................................................................20
Performance Comparisons......................................................20
Custodian, Transfer Agent and Dividend Disbursing Agent......................21
Counsel and Independent Auditors.............................................21
For More Information..................................................Back Page

                               RISK/RETURN SUMMARY

PRINCIPAL INVESTMENT OBJECTIVES OF THE FUND
-------------------------------------------

The Fund seeks to provide investors with long-term capital appreciation with income as a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
-------------------------------------------

The fund seeks to achieve its investment objective by investing at least 65% of its total assets in common and preferred stocks, convertible securities, warrants and options on equity securities of financial services companies such as commercial banks, savings and loans associations, and consumer and industrial financial services companies that are believed by the Adviser to offer superior prospects for long-term growth.

The Adviser intends to focus on financial services companies with long histories of profitability, low price to earnings ratios, strong revenue, and earnings and/or dividend records.

PRINCIPAL RISKS OF INVESTING IN THE FUND
----------------------------------------

RISK OF LOSS.  The loss of money is a risk of investing in this Fund

MARKET RISK. The NAV of this Fund will fluctuate based on changes in the value of the securities in which the Fund invests. Market prices of these securities may be adversely affected by an issuer's having experienced losses or by the lack of earnings or the issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer.

CONCENTRATION IN THE FINANCIAL SERVICES INDUSTRY. Concentration of the Fund's assets in the financial services industry may expose the Fund to increased risk of loss if the market value of securities in the financial services industry declines. Further, economic, legislative or regulatory developments may occur which significantly affect the entire industry and thus may subject the Fund to greater market fluctuations than a fund that does not concentrate in the financial services industry.

CHANGES IN INTEREST RATES. Unstable interest rates can have a disproportionate effect on the financial services industry. When interest rates fall or economic conditions deteriorate, the stocks of financial services companies often suffer greater losses than other stocks. Rising interest rates can cut into profits by reducing the difference between these companies' borrowing and lending rates. Also, market prices of debt securities held by the Fund that are convertible into equity securities may decline due to an increase in interest rates.

CONCENTRATION OF LOANS. Banks and other financial institutions whose securities the Fund purchases may themselves have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry.

COMPETITION. The financial services industry has become increasingly competitive.

OPTION STRATEGIES. The Fund will invest in certain options for hedging purposes and/or direct investment. The use of options involves certain special risks. Options transactions also involve costs and may result in losses. Certain risks arise from the possibility of imperfect correlations among movements in the prices of options purchased or sold by the Fund and, in the case of hedging transactions, of the securities that are the subject of the hedge. The successful use of the strategies described above further generally depends on the Adviser's ability to forecast market movements correctly.

                                   PERFORMANCE

No Bar Chart or Performance Table is presented because the Fund does not yet have annual returns for a full calendar year.


                          FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that you may pay if you buy and hold shares of each of the Funds:


------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENTS):
------------------------------------------------------------------------------------------

     Maximum Sales Load Imposed on Purchases (as a % of the offering price)      4.75%
------------------------------------------------------------------------------------------

ESTIMATED ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS, AS A % OF NET ASSETS):
------------------------------------------------------------------------------------------

     Management Fees(1)                                                          1.00%
------------------------------------------------------------------------------------------

     Distribution (12b-1) Fees                                                   0.50%
------------------------------------------------------------------------------------------

     Other Expenses (2)(3)                                                       1.25%
------------------------------------------------------------------------------------------

     Annual Fund Operating Expenses(3)                                           2.75%
------------------------------------------------------------------------------------------

      (1) The Adviser has contractually agreed to waive some or all of its advisory fees and to reimburse some or all of the Fund's other expenses, other than extraordinary or non-recurring expenses, so that the expense ratio of the Fund does not exceed 2.75% of its average net assets. This arrangement will remain in effect until at least February 28, 2001.

      (2) Other Expenses include, among other expenses, administrative, custody, and transfer agency fees.

      (3)  Other Expenses and Total Fund Operating Expenses are estimated.

EXAMPLE:

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THESE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COST WOULD BE:

      1 YEAR $740.00                     3 YEARS $1288.00

THE EXAMPLE DOES NOT REFLECT SALES CHARGES (LOADS) ON REINVESTED DIVIDENDS AND OTHER DISTRIBUTIONS. IF THESE SALES CHARGES (LOADS) WERE INCLUDED, YOUR COSTS WOULD BE HIGHER.

        INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RISKS

The Imperial Financial Services Fund's investment objectives are fundamental and may not be changed without shareholder approval. The investment strategies employed by the Adviser to achieve the Fund's objectives are not fundamental and may be changed or eliminated by the Company's Board of Directors, without shareholder approval. The Fund has also adopted investment restrictions, some of which are fundamental and may not be changed without shareholder approval, and some of which are not fundamental and, therefore, may be changed by the Company's Board of Directors.

INVESTMENT OBJECTIVES

The Fund seeks to provide investors with long-term capital appreciation with income as a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its objective by investing at least 65% of its total assets in the equity securities of financial services companies that are believed by the Adviser to offer superior prospects for long-term growth. Companies in the financial services industry may include regional and money center commercial banks, savings and loans associations, consumer and industrial financial companies, securities brokerage companies, asset management companies, insurance companies, real estate leasing and specialty finance companies (e.g., credit card and mortgage providers), government sponsored agencies, foreign financial services companies (limited to 5% of total assets), and holding companies for each of the foregoing. Pursuant to SEC regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities. For liquidity purposes or pending the selection of investments in furtherance of its investment objectives, the Fund may invest a portion of its assets in U.S. Government securities and other high quality short-term debt and money market instruments.

The Fund's investment portfolio may include the equity securities of financial services companies of all sizes and types. The Adviser will select stocks of financial service companies without regard to market capitalization based primarily on its analysis of price/earnings ratios, the strength or potential strength of a company's competitive position, strength of management, marketing prowess and product development capabilities in order to acquire portfolio securities which contain superior prospects for long-term growth. Accordingly, the Adviser intends to focus on financial services companies with long histories of profitability, low price to earnings ratios, strong revenue, and earnings and/or dividend records.

The Fund may buy and sell covered call and put options on stocks and stock indices. To help assure appropriate liquidity, the Fund may acquire securities which provide for the right to resell them to the issuer, a bank or a broker-dealer at a specified price within a specified period of time prior to the maturity date of such obligation. Such a right to resell, commonly known as a put option, may be sold, transferred or assigned only with the underlying security. The Fund may engage in such options transactions for hedging purposes and for non-hedging purposes, such as to adjust its exposure to relevant markets or as a substitute for direct investment.

           Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms. Convertible debentures are debt instruments that can be converted into common stock pursuant to their terms. The Adviser intends to invest only in convertible debentures rated A or higher by Standard & Poor's Corporation ("S&P") or by Moody's Investors Services, Inc. ("Moody's"). The Fund may hold warrants and rights issued in conjunction with common stock, but in general will sell any such warrants or rights as soon as practicable after they are received. Warrants are options to purchase equity securities at a specified price valid for a specific time period which can be purchased on the open market. Rights are similar to warrants, but normally have a shorter duration and are distributed by the issuer to its shareholders.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, regulatory or other conditions. Under these circumstances, the Fund may hold all or a portion of its assets in short-term money market instruments (high quality income securities with maturities of less than one year), securities of money market funds or U.S. Government repurchase agreements. To the extent that the Fund resorts to a temporary defensive policy, the Fund may not achieve its investment objectives.

OTHER NON-PRINCIPAL INVESTMENT PRACTICES

SECURITIES LENDING. The Fund may lend portfolio securities, including entering into repurchase agreements, amounting to not more than 25% of its assets to broker-dealers. These transactions must be fully collateralized at all times with cash and short-term debt obligations. These transactions involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements collateralized by the securities in which it may invest. A repurchase agreement involves the purchase by the Fund of securities with the condition that the original seller (a bank or broker-dealer) will buy back the same securities ("collateral") at a predetermined price or yield. Repurchase agreements involve certain risks not associated with direct investments in securities. In the event the original seller defaults on its obligation to repurchase, the Fund will seek to sell the collateral, which could involve costs or delays. To the extent proceeds from the sale of collateral are less than the repurchase price, the Fund would suffer a loss.

ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in illiquid securities which may include Restricted Securities. Illiquid securities may offer a higher yield than securities which are more readily marketable, but they may not always be marketable on advantageous terms. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. "Restricted securities" are securities which were originally sold in private placements and which have not been registered under the Securities Act of 1933. Such securities generally have been considered illiquid, since they may be resold only subject to statutory restrictions and delays or if registered. Restricted securities are not necessarily illiquid. The Fund may therefore invest in Rule 144A securities and treat them as liquid when they have been determined to be liquid by the Board of Directors of the Company.

BORROWING. The Fund may borrow money from banks for temporary or emergency purposes. To reduce its indebtedness, the Fund may have to sell a portion of its investments at a time when it may be disadvantageous to do so. In addition, interest paid by the Fund on borrowed funds would decrease its net earnings.

PORTFOLIO TURNOVER

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. As a result of the Fund's investment policies, under certain market conditions, particularly in periods of volatile markets, its portfolio turnover rate may be higher than that of other mutual funds. During the fiscal year ending February 29, 2000, the portfolio turnover for the Fund was 8.79%. In general, however, the Fund's portfolio turnover rate is expected to range from 50% to 150%. Portfolio turnover generally involves some expense, including brokerage commissions or dealer markups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may also result in realization of taxable capital gains, some or all of which may be short-term capital gains not eligible for favored tax treatment.

PRINCIPAL RISKS OF INVESTING IN THE FUND

INVESTING IN MUTUAL FUNDS GENERALLY.

All mutual funds carry risk and you may lose money on your investment in the Fund. The following describes the risks associated with investment in the Fund that arise based on the Fund's investment objectives and strategies. As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, the Fund cannot give any assurance that its investment objectives will be achieved.

INVESTMENT IN FINANCIAL SERVICES INDUSTRY.

The concentration of the Fund's investments in the financial services industry will subject the Fund to risks in addition to those that apply to the general equity market. Economic, legislative or regulatory developments may occur which significantly affect the entire financial services industry and thus may subject the Fund to greater market fluctuations than a mutual fund that does not concentrate in the financial services industry. In addition, profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can also negatively impact these companies.

Investment banking, securities and commodities brokerage and investment advisory companies are also subject to governmental regulation and investments in these companies are subject to the risks related to securities and commodities trading and securities underwriting activities. Insurance companies are also subject to extensive governmental regulation, including the imposition of maximum rate levels, which may be inadequate for some lines of businesses. The performance of insurance companies will be further affected by interest rates, severe competition in the pricing of services, claims activities, and marketing competition conditions. Thus, a number of factors, in addition to general economic conditions, can adversely affect the financial performance and condition of the institutions in which the Fund invests.

Commercial banks, savings and loan institutions, finance companies and their holding companies are especially influenced by adverse effects of volatile interest rates, portfolio concentrations in loans to particular businesses, such as real estate and energy, and competition from new entrants in their areas of business. These institutions are subject to extensive federal regulation and, in some cases, state regulation which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. However, neither federal insurance of deposits nor regulation of the bank and savings and loan industries can ensure the solvency or profitability of commercial banks or savings and loan institutions or their holding companies, or insure against the risk of investing in the equity securities issued by these institutions.

OPTIONS PORTFOLIO STRATEGIES

The use of options involves certain special risks. Options transactions also involve costs and may result in losses. Certain risks arise from the possibility of imperfect correlations among movements in the prices of options purchased or sold by the Fund and, in the case of hedging transactions, of the securities that are the subject of the hedge. The successful use of the strategies described above further depends on the Adviser's ability to forecast market movements correctly.

The Fund's ability to engage in options transactions and to sell related securities may be limited by tax considerations and by certain regulatory requirements. Other risks arise from the potential inability to close out options positions. There can be no assurance that a liquid secondary market will exist for any option at any particular time. The Fund's ability to terminate option positions established in the over-the-counter market may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Fund. Certain provisions of the Internal Revenue Code and certain regulatory requirements may limit the use of option transactions.

OTHER INVESTMENT RISKS

Some financial services companies in which the Fund may invest have small or mid-size market capitalizations and may be subject to additional risks associated with investment in such companies. The trading volume of securities of smaller capitalization companies is normally less than that of larger capitalization companies and, therefore, may disproportionately affect their market price, tending to make them rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies.


                 MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

BOARD OF DIRECTORS

The Company's Board of Directors has the primary responsibility for overseeing the overall management of the Company and electing its officers.

INVESTMENT ADVISER

Retirement Planning Company of New England, Inc. (the "Adviser"), One Richmond Square, Providence, Rhode Island, has been retained under an Investment Advisory Agreement with the Company to act as the Fund's investment adviser subject to the authority of the Board of Directors. The Adviser furnishes the Fund with investment advice and supervises the Fund's management and investment programs. The Adviser furnishes, at its own expense, all necessary administrative services, office space, equipment and clerical personnel for servicing the investments of the Fund. The Adviser also provides investment advisory facilities and executive and supervisory personnel for managing the investments and effecting the portfolio transactions of the Fund. In addition, the Adviser pays the salaries and fees of all officers of the Company who are affiliated with the Adviser.

Under the Investment Advisory Agreement, the Fund pays the Adviser a monthly advisory fee equal, on an annual basis, to 1.00% of its average daily net assets. The Adviser has contractually agreed to waive some or all of its advisory fees and to reimburse some or all of the Fund's other expenses, other than extraordinary or non-recurring expenses, so that the expense ratio of the Fund does not exceed 2.75% of its average net assets. This arrangement will remain in effect until at least February 28, 2001.

The Adviser is engaged in the financial services business, focusing on providing investment advisory services to over 110 private investment accounts for individual investors, trusts, profit sharing and retirement plans, companies and non-profit institutions. Since 1996, the Adviser has been engaged in the business of researching, buying, holding and selling shares of equity securities. Additionally, the Adviser offers, as a service to some of its clients and others, a newsletter titled "The Imperial Stock Review". This newsletter is dedicated to the fundamental analysis and research of selected equity securities. As a result of research performed, the Adviser invests a substantial portion of clients' portfolios in banks, brokerage firms, mutual fund companies, insurance companies and other financial services companies. The Adviser, based in Providence, Rhode Island, is registered as an investment adviser with the Securities and Exchange Commission.

PORTFOLIO MANAGERS

Messrs. David W. Allaire and Michael R. Laliberte will be responsible for the overall management of the Fund's portfolio. David W. Allaire is President and Managing Director of the Adviser and has been a Senior Portfolio Manager with the Adviser since April of 1996. He is also the Editor and Senior Security analyst of the "The Imperial Stock Review" newsletter. Mr. Allaire has been employed in the financial services industry since 1989 and currently holds the following NASD licenses: Series 6, 63, 65, 7 and 24. Additionally, he is licensed to offer various insurance products. He is currently enrolled in the Chartered Financial Analyst ("CFA") program and is a Level II CFA candidate. Mr. Allaire is also co-host of a daily financial talk show called "Money Matters". The show is an in-depth financial talk show which dedicates a majority of its time to the valuation and research of equity securities, as well as to the financial markets in general. Mr. Allaire earned a Bachelor of Science in Business Administration with a concentration in Finance from the University of Rhode Island in 1988.

Michael R. Laliberte is the Executive Vice President and Managing Director of the Adviser and has been a Senior Portfolio Manager with the Adviser since April of 1996. He is also the Publisher and a Security Analyst for the "The Imperial Stock Review" newsletter. Mr. Laliberte has been employed in the financial services industry since 1990 and currently holds the following licenses: Series 6, 63, 65 and 7. Additionally, he is licensed to offer various insurance products. Mr. Laliberte is currently a Professor of Investments at Johnson & Wales University and has been so since 1996. Mr. Laliberte is also co-host of a daily financial talk show called "Money Matters". Mr. Laliberte earned a Bachelor of Science in Management with a concentration in Finance from Johnson & Wales University in 1989.

CODE OF ETHICS

The Company and the Adviser have adopted a Code of Ethics, which restricts personal investing practices by employees of the Adviser and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the purchase or sale of securities in the Fund's portfolio obtain preclearance before executing personal trades. With respect to Messrs. Allaire and Laliberte and other investment personnel, the Code of Ethics prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of the Fund and its shareholders come before the interests of the people who manage the Fund. The Board of Directors of the Fund will approve the Fund's Code of Ethics initially and will, from year to year thereafter, reapprove such Code after consideration of any appropriate revisions.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

Portfolio transactions for the Fund will generally be executed with broker-dealers on an agency basis. The Adviser will be responsible for placing all orders for purchases and sales of the Fund's securities. In selecting broker-dealers, the Adviser may consider research and brokerage services furnished to the Fund as well as to the Adviser and its affiliates. Subject to seeking the most favorable price and execution available, the Adviser may consider sales of shares of the Fund (and of other future series of the Company) as a factor in the selection of broker-dealers. In addition, any portfolio transactions for the Fund that are executed on an agency basis may be effected through the distributor.

ADMINISTRATOR

The Fund's Administrator is American Data Services, Inc. ("ADS" or the "Administrator"), which has its principal office at The Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge, New York 11788, and is primarily in the business of providing administrative, fund accounting and stock transfer services to retail and institutional mutual funds with approximately $4 billion of total assets through its offices in New York, Denver, and Los Angeles.

Pursuant to an Administrative Service Agreement with the Fund, the Administrator provides all administrative services necessary for the Fund, subject to the supervision of the Company's Board of Directors.

For the services rendered to the Fund by the Administrator, the Fund pays the Administrator a monthly fee which is based on its average net assets. If the Fund's average net assets are: less than $5 million, the Administrator's fee is $1,950 per month; between $5 and $10 million, the Administrator's fee is $2,500 per month; between $10 and $20 million, the Administrator's fee is $3,000 per month and in excess of $20 million, the Administrator receives $3,700 per month or 0.175% of the Fund's average daily net assets, whichever is greater. The Fund also pays the Administrator for any out-of-pocket expenses. In addition, the Administrator serves as the Fund's transfer agent and performs fund accounting services for which it is paid separately. For additional information, see "Custodian, Transfer Agent and Dividend Agent."

Both the Investment Advisory Agreement and the Administrative Service Agreement are terminable by the Board of Directors of the Company, the Adviser or the Administrator, respectively, on sixty days written notice. The Investment Advisory Agreement will terminate automatically in the event of an "assignment" as defined by the Investment Company Act of 1940 ("1940 Act"). The Administrative Service Agreement, however, may be assigned provided the non-assigning party provides prior written consent. Each Agreement shall remain in effect for two years from the date of its initial approval, and subject to annual approval of the Board of Directors for one-year periods thereafter. Each Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser or the Administrator, respectively, or reckless disregard of its obligations thereunder, the Adviser or the Administrator shall not be liable for any action or failure to act in accordance with its duties thereunder.

DISTRIBUTOR

AmeriMutual Funds Distributors, Inc. ("the Distributor"), an affiliate of the Administrator, has entered into a distribution agreement with the Company to serve as distributor for the Fund's shares. The Distributor will be entitled to receive a distribution fee equal to 0.50% of the Fund's average daily net assets under the terms of the Fund's Distribution and Service Plan. The Distributor will pay the promotional and advertising expenses related to the distribution of the Fund's shares and for the printing of all Fund prospectuses used in connection with the distribution and sale of the Fund's shares. It is expected that the Distributor will use a portion of the distribution fee to compensate financial intermediaries for providing distribution assistance with respect to the sale of the Fund's shares.

The Adviser and the Distributor may, out of their own assets, pay for certain expenses incurred in connection with the distribution of the Fund's shares. In particular, the Distributor may make payments out of its own assets to sales representatives and other broker dealers in connection with their sales of the Fund's shares.

EXPENSES

The Fund pays certain operating expenses directly, including, but not limited to custodian, audit, and legal fees; fees of the independent directors; costs of printing proxy statements, notices, and reports to shareholders; insurance expenses; and costs of registering its shares for sale under federal and state securities laws. See the SAI for a more detailed discussion of independent director compensation.

                       HOW TO PURCHASE SHARES OF THE FUND

This section describes how to buy and sell shares of the Fund, and the services that are available to the Fund's shareholders.

HOW TO CONTACT THE FUND

For more information about the Fund or your account, you may write to us at:

                        Imperial Financial Services Fund
                        c/o American Data Services, Inc.
                                  P.O. Box 5536
                            Hauppauge, NY 11788-0132

             Or you may call us toll free at (877) 732-7696

GENERAL INFORMATION

When you buy or sell ("redeem") shares of the Fund, the price of the shares will be the NAV per share calculated after the Transfer Agent receives a properly completed purchase or redemption order plus any applicable sales load (see below). For instance, if the Transfer Agent receives your purchase request in proper form before 4 p.m., your transaction will be priced at that day's NAV. If the Transfer Agent receives your purchase request after 4 p.m., your transaction will be priced at the next day's NAV. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

WHEN AND HOW NAV IS DETERMINED. The Fund calculates its NAV as of the close of the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern time) on each weekday except days when the NYSE is closed. The time at which NAV is calculated may be changed in case of an emergency or if the NYSE closes early. The Fund's NAV is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting all liabilities and then dividing the result (net assets) by the number of shares outstanding. The Fund values securities for which market quotations are readily available at current market value. If market quotations are not readily available, then securities are valued at fair value, as determined by the Board.

SHARE CERTIFICATES.  The Fund does not issue share certificates.

STATEMENT AND TRANSACTION CONFIRMATIONS. You will receive quarterly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmation.

SUSPENSION OF SERVICES DURING UNUSUAL MARKET CONDITIONS. The Fund may temporarily suspend or discontinue any service or privilege during unusual market conditions.

TYPES OF ACCOUNTS

If you are making an initial investment in the Fund, you will need to open one of the following types of accounts:

INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS. Individual and sole proprietorship accounts are owned by one person, while joint accounts can have two or more owners. Each individual owner of a joint account may give instructions on purchase and redemptions without notice to the other owner.

Account Applications and written instructions to the Fund, or requests for transactions that require a signature guarantee must be signed by both owners exactly as their names appear on the account.

UNIFORM GIFT OR TRANSFER TO A MINOR ACCOUNTS (UGMA, UTMA). Depending on the laws of your state, you can set up a custodial account under the Uniform Gift (or Transfers) to Minors Act. These custodial accounts provide a way to give money to a child and obtain tax benefits. Under the Uniform Transfers to Minors Act, you may give up to $10,000 a year per child without paying Federal gift tax. To open a UGMA or UTMA account, you must include the minor's social security number on the application and the custodian, or trustee of the UGMA or UTMA must sign instructions in a manner indicating trustee capacity.

CORPORATE AND PARTNERSHIP ACCOUNTS. To open a corporate or partnership account, or to send instructions to the Fund, the following documents are required:

- For CORPORATIONS, a corporate resolution signed by an authorized person with a signature guarantee.

- For PARTNERSHIPS, a certification for a partnership agreement, or the pages from the partnership agreement that identify the general partners.

An authorized officer of the corporation or other legal entity must sign the application.

TRUST ACCOUNTS. The trust must be established before you can open a trust account. To open the account you must include the name of each trustee, the name of the trust and provide a certification for trust, or the pages from the trust document that identify the trustees.

RETIREMENT ACCOUNTS. The Fund offers IRA accounts, including traditional and Roth IRAs. Fund shares may also be an appropriate investment for other retirement plans. Before investing in any IRA or other retirement plan, you should consult your tax adviser. When you makes an investment in an IRA, be sure to indicate the year in which the contribution is made.

The Fund may also be available for investment through various employer-sponsored retirement plans such as 401(k) Plans. If you are eligible to participate in one of these Plans, you should discuss the possibility of investing in the Fund with your Plan's sponsor.


OPENING YOUR ACCOUNT

BY TELEPHONE

To open an account by telephone, call (877) 732-7696 to obtain an account number and instructions. We will take information necessary to open your account, including social security or tax identification number, over the phone.

After you have obtained an account number, you may purchase shares of the Fund by wiring immediately available federal funds (subject to the minimum investment amounts described below). The Fund will charge you a $10.00 wire fee. Your bank may also charge a fee for doing this. You should instruct your bank to wire funds to:

                               Firstar Bank, N.A.
                               ABA #: 0420-0001-3
                     F/B/O Imperial Financial Services Fund
                    Shareholder Account #: __________________
                     Shareholder Name:______________________

You will then need to mail a signed account application to:

                        Imperial Financial Services Fund
                        c/o American Data Services, Inc.
                                  P.O. Box 5536
                            Hauppauge, NY 11788-0132

BY MAIL

You may also open an account by mailing a completed and signed account application, together with a check, to:

                        Imperial Financial Services Fund
                        c/o American Data Services, Inc.
                                  P.O. Box 5536
                            Hauppauge, NY 11788-0132

AUTOMATIC INVESTMENT PLANS

You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your bank account by automated clearinghouse payment ("ACH"). Automatic investments must be for at least $100. There is no charge for this service.

To open an Automatic Investment Plan account ("AIP"), call or write to us to request an "Automatic Investment Plan" form. Complete and sign the form, and return it to us together with a voided check for the account from which payments will be made.

INVESTMENT THROUGH THIRD PARTIES

You may be able to invest in shares of the Fund through a broker or other financial institution, if the institution has made arrangements with the Fund's Distributor. If you invest through a financial institution, the institution's policies may be different than those of the Fund, and the institution may charge fees in addition to those that the Fund charges. For example, banks, brokers, retirement plans and financial advisers may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution or retirement plan for further information.

HOW TO PAY FOR YOUR PURCHASE OF SHARES

You may purchase shares of the Fund by check, automated clearinghouse ("ACH") payment, or wire. All payments must be in U.S. dollars.

CHECKS. All checks must be drawn on U.S. banks and made payable to "Imperial Financial Services Fund". No other method of check payment is acceptable (for instance, you may not pay by travelers check).

ACH PAYMENTS. Instruct your financial institution to make an ACH payment to us. These payments typically take two days. Your financial institution may charge you a fee for this service.

WIRES. Instruct your financial institution to make a federal funds wire payment to us. The Fund charges a $10.00 fee for receipt of a wire. Your financial institution may also charge you a fee for this service.

INVESTMENT MINIMUMS

The Fund accepts investments in the following minimum amounts:



------------------------------------------------ ---------------------------------- -----------------------------------
                                                                                       MINIMUM SUBSEQUENT INVESTMENT
                TYPE OF ACCOUNT                     MINIMUM INITIAL INVESTMENT
------------------------------------------------ ---------------------------------- -----------------------------------
------------------------------------------------ ---------------------------------- -----------------------------------

Individual,   Sole   proprietorship   or  Joint               $2000                                 $100
accounts
------------------------------------------------ ---------------------------------- -----------------------------------
------------------------------------------------ ---------------------------------- -----------------------------------

Corporate, partnership or trust accounts                      $2000                                 $100
------------------------------------------------ ---------------------------------- -----------------------------------
------------------------------------------------ ---------------------------------- -----------------------------------

Uniform  Gift or Transfer  to a Minor  Accounts               $1000                                 $100
(ugma, utma)
------------------------------------------------ ---------------------------------- -----------------------------------
------------------------------------------------ ---------------------------------- -----------------------------------

Individual Retirement Accounts (IRA)                          $1000                                 $100
------------------------------------------------ ---------------------------------- -----------------------------------
------------------------------------------------ ---------------------------------- -----------------------------------

Automatic Investment Plans                                    $1000                                 $100
------------------------------------------------ ---------------------------------- -----------------------------------

The Fund may waive or reduce such minimum investment amounts from time to time:

                                   SALES LOADS

The purchase price paid for Fund shares is the current public offering price, that is, the next determined NAV of the shares after the order is placed plus any applicable sales load. The sales load is a one-time charge paid at the time of purchase of shares, most of which ordinarily goes to the investor's broker-dealer as compensation for the services provided to the investor. Shares of the Fund are sold on a continuous basis at the public offering price which includes a maximum front-end sales charge ( load) of 4.75% being added to the NAV per share. Volume discounts on the front-end sales charge are provided for both initial purchase and for additional purchases. See "Reduction or Elimination of Sales Loads" below. The Fund reserves the right to reject any subscription for shares.

REDUCTION OR ELIMINATION OF SALES LOADS VIA VOLUME DISCOUNTS

Volume discounts are provided if the total amount being invested in shares of the Fund reaches the levels indicated in the sales load schedule provided below. The applicable volume discount available to investors is determined by aggregating all share purchases of the Fund. Volume discounts are also available to investors making sufficient additional purchases of Fund shares. The applicable sales charge may be determined by adding to the total current value of shares already owned in the Fund, the value of new purchases computed at the offering price on the day the additional purchase is made. For example, if an investor previously purchased, and still holds, shares worth $70,000 at the current offering price and purchases an additional $30,000 worth of shares, the sales charge applicable to the new purchase would be that applicable to the $100,000 to $249,000 bracket in the sales load schedule provided below.


-------------------------- ------------------------ --------------------------------------- --------------------------------------
                              SALES CHARGE AS A                                              AMOUNT OF SALES CHARGE REALLOWED TO
                           PERCENTAGE OF OFFERING      SALES CHARGE AS A PERCENT OF NET       DEALERS AS A PERCENT OF OFFERING
AMOUNT OF PURCHASE                  PRICE                      AMOUNT INVESTED                              PRICE
-------------------------- ------------------------ --------------------------------------- --------------------------------------
-------------------------- ------------------------ --------------------------------------- --------------------------------------
$0 to $49,999                       4.75%                           4.99%                                   4.50%
-------------------------- ------------------------ --------------------------------------- --------------------------------------
-------------------------- ------------------------ --------------------------------------- --------------------------------------
$50,000 to $99,999                  4.25%                           4.44%                                   4.00%
-------------------------- ------------------------ --------------------------------------- --------------------------------------
-------------------------- ------------------------ --------------------------------------- --------------------------------------
$100,000 to $249,999                3.75%                           3.90%                                   3.50%
-------------------------- ------------------------ --------------------------------------- --------------------------------------
-------------------------- ------------------------ --------------------------------------- --------------------------------------
$250,000 to $499,999                2.50%                           2.56%                                   2.25%
-------------------------- ------------------------ --------------------------------------- --------------------------------------
-------------------------- ------------------------ --------------------------------------- --------------------------------------
$500,000 to $999,999                2.00%                           2.04%                                   1.75%
-------------------------- ------------------------ --------------------------------------- --------------------------------------
-------------------------- ------------------------ --------------------------------------- --------------------------------------
In excess of $1 million               0                               0                                       0
-------------------------- ------------------------ --------------------------------------- --------------------------------------

LETTER OF INTENT

Any investor may sign a Letter of Intent, available from the Fund, stating an intention to make purchases of Fund shares totaling a specified amount on an aggregate basis within a period of thirteen months from the date of the initial purchase. Purchases within the thirteen-month period can be made at the reduced sales load applicable to the total amount of the intended purchase noted in the Letter of Intent. If a larger purchase is actually made during the period, then a downward adjustment will be made to the sales charge based on the actual aggregate amount purchased. Any shares purchased within 90 days preceding the actual signing of the Letter of Intent are eligible for the reduced sales charge and the appropriate price adjustment will be made on those share purchases based on the current offering price. A number of shares equal to 5% of the dollar amount of intended purchases specified in the Letter of Intent is held in escrow by the Transfer Agent until the purchases are completed. Dividends and distributions on the escrowed Fund shares are paid to the investor. If the intended purchases are not completed during the Letter of Intent period, the investor is required to pay the Fund an amount equal to the difference between the regular sales load applicable to a single purchase of the number of Fund shares actually purchased and the sales load actually paid. If such payment is not made within 20 days after written request by the Fund, then the Fund has the right to redeem a sufficient number of escrowed shares to effect payment of the amount due. Any remaining escrowed shares are then released to the investor's account. Agreeing to a Letter of Intent does not obligate you to buy, or the Fund to sell, the indicated amount of shares. You should read the Letter of Intent carefully before signing.

PURCHASES AT NAV

The Fund offers its shares at NAV with no sales charges to the following types of purchasers:

1. Banks and other lending institutions that purchase shares of the Fund in their fiduciary capacity or for their own accounts.

2. Investors who purchase shares of the Fund with redemption proceeds from another mutual fund (which is not a series of the Company) on which the investor has paid a front-end sales charge only.

3. Clients of certain securities dealers offering programs in which the client pays a separate fee to an advisor providing financial management or consulting services, including WRAP fee programs.

4. Certain fee paid investment advisers purchasing Shares on behalf of their clients.

5. Investors who purchase through a broker-dealer or financial intermediary that maintains a NAV purchase program that enables the Fund to realize certain economies of scale.

6. Investment Advisors or Financial Planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services.

7. Retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in section 401(a), 403(b), or 457 of the Internal Revenue Code and "rabbi trusts."

8. Officers, directors/trustees, and employees of the Trust, the Advisor or the Distributor; the immediate family members of any such person; any trust or individual retirement account or self-employed retirement plan for the benefit of any such person or family members; or the estate of any such person or family members.

BANK TRUST DEPARTMENTS, SECURITIES DEALERS OFFERING WRAP PROGRAMS, INVESTMENT ADVISERS OR FINANCIAL PLANNERS, AND OTHER FINANCIAL INTERMEDIARIES MAY CHARGE A SEPARATE FEE FOR PURCHASES AND REDEMPTIONS OF THE FUND'S SHARES. NEITHER THE FUND, THE ADVISER, NOR THE DISTRIBUTOR RECEIVES ANY PART OF THE FEES CHARGED CLIENTS OF THESE FINANCIAL INTERMEDIARIES.

LIMITATIONS ON PURCHASES

The Fund reserves the right to refuse any purchase request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the Fund within a calendar year).

CANCELED OR FAILED PAYMENTS

The Fund accepts checks and ACH transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Fund or the Transfer Agent, and the Fund may redeem other shares you own in the account as reimbursement. The Fund and its agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

                          DISTRIBUTION AND SERVICE PLAN

The Fund has adopted a Distribution and Service Plan (the "Plan"), pursuant to Rule 12b-1 ("the Rule") under the Act that allows the Fund to pay distribution fees for the sale and distribution of its shares. The Rule provides that an investment company that bears any direct or indirect expense of distributing its shares must do so only in accordance with a plan permitted by the Rule. The Plan provides that the Fund will compensate the Distributor by paying the Distributor a monthly fee equal to 0.50% of its average daily net assets, on an annual basis, to enable it to provide marketing and promotional support to the Fund, shareholder servicing and maintaining shareholder accounts and to make payments to broker-dealers and other financial institutions with which it has written agreements and whose clients are Fund shareholders for providing distribution assistance. Fees paid under the Plan may not be waived for individual shareholders. Shareholder servicing agents and broker-dealers may charge investors a fee in connection with their use of specialized purchase and redemption procedures offered to investors by the shareholder servicing agents and broker-dealers. In addition, shareholder servicing agents and broker-dealers offering purchase and redemption procedures similar to those offered to shareholders who invest in the Fund directly may impose charges, limitations, minimums and restrictions in addition to or different from those applicable to shareholders who invest in the Fund directly. Accordingly, the net return to investors who invest through shareholder servicing agents and broker-dealers may be less than by investing in the Fund directly. An investor should read the Prospectus in conjunction with the materials provided by the shareholder servicing agent and broker-dealer describing the procedures under which Fund shares may be purchased and redeemed through the shareholder servicing agent and broker-dealer.

BECAUSE THESE FEES ARE PAID OUT OF THE FUND'S ASSETS ON AN ON-GOING BASIS, OVER TIME THESE FEES WILL INCREASE THE COST OF YOUR INVESTMENT AND MAY COST YOU MORE THAN PAYING OTHER TYPES OF SALES CHARGES.


                        HOW TO REDEEM SHARES OF THE FUND

You may redeem or sell all or any portion of your shares on any day that the Fund values its shares, subject to certain restrictions. The Fund will redeem your shares at the NAV next determined after the Fund receives your redemption request. This section describes the procedures for redeeming your shares of the Fund, the restrictions on redemptions, and the circumstances under which the Fund may charge a redemption fee.

We will mail your redemption proceeds to your current address or transmit them electronically to your designated bank account. Except under certain emergency conditions, we will send the proceeds from your redemption to you within seven days after we receive your redemption request. If the Fund has not yet collected payment for the shares you are selling, however, it may delay sending redemption proceeds until payment is collected.

BY MAIL

To redeem shares by mail, prepare a written request including:

-      Your name(s) and signature(s)
-      The name of the Fund, and your account number
-      The dollar amount or number of shares you want to redeem
-      How and where to send your proceeds
- A signature guarantee, if required (see "Signature Guarantee Requirements" below)
- Any other required documentation, such as such as corporate resolutions or trust documents

Mail your request and documentation to:

                        Imperial Financial Services Fund
                        c/o American Data Services, Inc.
                                  P.O. Box 5536
                            Hauppauge, NY 11788-0132

BY WIRE

You may only request payment of your redemption proceeds by wire if you have previously elected wire redemption privileges on your account application or a separate form.

Wire requests are only available if your redemption is for $1,000 or more. If there are any wire charges, they will be deducted from the proceeds of your redemption. Telephone redemptions are not available for IRA accounts.

To request a wire redemption, mail (See "By Mail"), or call us with your request. If you wish to make your wire request by telephone, however, you must have previously elected telephone redemption privileges.

BY TELEPHONE

We accept redemption requests by telephone only if you have elected telephone redemption privileges on your account application or a separate form.

To redeem shares by telephone, call us with your request. You will need to provide your account number and the exact name(s) in which the account is registered. We may also require a password or additional forms of identification.

Your proceeds will be mailed to you or wired (if you have elected wire redemption privileges - See "By Wire" above)

Telephone redemptions are easy and convenient, but this account option involves a risk of loss from unauthorized or fraudulent transactions. We will take reasonable precautions to protect your account from fraud. You should do the same by keeping your account information private and by reviewing immediately any account statement and transaction confirmations that you receive. Neither the Fund nor the Transfer Agent will be responsible for any losses due to telephone fraud, so long as we have taken reasonable steps to verify the caller's identity.

AUTOMATIC REDEMPTION

If you own shares of the Fund with an aggregate value of at least $10,000, you may request a specified amount of money from your account once a month or once a quarter on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Automatic redemptions must be for at least $50.

To set up periodic redemptions automatically, call or write us for an "Automatic Redemption" form. You should complete the form and mail it to us with a voided check for the account into which you would like the redemption proceeds deposited.

REDEMPTIONS THROUGH THIRD PARTIES

If you hold shares through a broker or other financial institution, you will have to redeem your shares through that financial institution. The NAV you receive will be the next calculated after receipt of the order from the dealer. Consult a representative of your financial institution or retirement plan for further information.

SIGNATURE GUARANTEE REQUIREMENTS

To protect you and the Fund against fraud, signatures on certain requests must have a "signature guarantee." For requests made in writing a signature guarantee is required for any of the following:

-      Redemption of over $5,000 worth of shares

-      Changes to a shareholder's record name or address

- Redemption from an account for which the address or account registration has changed within the last 30 days

- Sending proceeds to any person, address, brokerage firm or bank account not on record

- Sending proceeds to an account with a different registration (name or ownership) from yours

- Changes to automatic investment or redemption programs, distribution options, telephone or wire redemption privileges, any other election in connection with your account. A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public.

SMALL ACCOUNTS/INVOLUNTARY REDEMPTION

If the value of your account in the Fund falls below $500 (not including IRAs), the Fund may ask you to increase your balance. If the account value is still below $500 after 30 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account's market value.

REDEMPTION IN KIND

The Fund reserves the right to make redemptions "in kind" -- payment of redemption proceeds in portfolio securities rather than cash -- if the amount requested is the greater of $250,000 or 1% of the Fund's assets.

LOST ACCOUNTS

The Transfer Agent will consider your account "lost" if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is "lost," all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

TRANSFERRING REGISTRATION

You may transfer the registration of your Fund shares. To do so, call us at
(877) 732-7696 , or write the Imperial Financial Services Fund c/o American Data Services, Inc., P.O. Box 5536, Hauppauge, NY 11788-0132, to request an account transfer form. You should then return the completed form to the same address.


                              SHAREHOLDER SERVICES

The Fund offers several shareholder service options to make your account easier to manage which are listed on the account application. Please make note of these options and select the ones that are appropriate for you.

AUTOMATIC INVESTMENT PROGRAM

You may arrange to make additional automated purchases of Fund shares by completing the required section of the account application included with this prospectus. You can automatically transfer $100 or more per month from your bank, savings and loan or other financial institution to purchase additional shares. You should contact your broker-dealer, financial institution or the Transfer Agent to obtain additional application forms or for additional information.

TELEPHONE TRANSACTION PRIVILEGES

If you hold your shares in an account with the Transfer Agent, you may authorize telephone privileges by completing the required section of the account application included with this prospectus. Please contact the Transfer Agent for an additional application or for more details. It may be difficult to reach the Fund by telephone during periods when market or economic conditions lead to an unusually large volume of telephone activity. If you cannot reach the Fund by telephone, you should contact your broker-dealer, financial institution or issue written instructions to the Transfer Agent at the address set forth herein. See "Custodian, Transfer Agent, and Dividend Disbursing Agent." The Fund reserves the right to modify, suspend or terminate their telephone services at any time without notice.

TAX-QUALIFIED RETIREMENT PLANS

The Fund is available for your tax-deferred retirement plan. Call or write us and request the appropriate forms for: o Individual Retirement Accounts ("IRAs"), Simple IRAs and Roth IRAs; o 403(b) plans for employees of public school systems and non-profit organizations; or o 401(k) Plans; o Profit-sharing plans and pension plans for corporations and other employees.

You can also transfer your tax-deferred plan to us from another company or custodian. Call or write us for a "Request to Transfer" form.


CONFIRMATION OF TRANSACTIONS AND REPORTING OF OTHER INFORMATION

The Fund will mail you confirmations of all of your purchases or redemptions of Fund shares. In addition, you will also receive account statements on a quarterly basis. This information will be provided to you from either your broker-dealer, financial institution or the Transfer Agent. You will also receive various IRS forms after the first of each year detailing important tax information and the Fund is required to supply annual and semi-annual reports that list securities held by the Fund and include its then current financial statements.


                           DIVIDENDS AND DISTRIBUTIONS

The Fund will distribute its net investment income, if any, and net realized capital gains, if any, annually. Distributions from capital gains are made after applying any available capital loss carryovers. As a shareholder in the Fund, you can choose from three distribution options:

-      Reinvest all distributions in additional shares;
- Receive distributions from net investment income in cash while reinvesting capital gains
-      distributions, if any, in additional shares; or
-      Receive all distributions in cash.

You can change your distribution option by notifying the Fund in writing. If you do not select an option when you open your account, all distributions will be reinvested in additional shares of the Fund at NAV. You will receive a statement confirming reinvestment of distributions in additional shares promptly following the end of each calendar year.

If a check representing a distribution is not cashed within a specified period, the Transfer Agent will notify you that you have the option of requesting another check or reinvesting the distribution in the Fund. If the Transfer Agent does not receive your election, the distribution will be reinvested in the Fund at the then-current NAV per share. Similarly, if correspondence sent by the Fund or the Transfer Agent is returned as "undeliverable," all Fund distributions will automatically be reinvested in the Fund.

                               VALUATION OF SHARES

The Fund computes its NAV (or price per share) at the end of the regular session of trading on each day the NYSE is open for business. Portfolio securities for which market quotations are readily available are valued at market value. Portfolio securities for which market quotations are not considered readily available, are stated at fair value on the basis of valuations furnished by a pricing service approved by the Board of Directors which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

FOREIGN SECURITIES

Trading in foreign securities may be completed at times when the NYSE is closed. In computing the Fund's NAV, the adviser values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board of Directors.


                                   TAX STATUS

The Fund is treated as a corporation for federal income tax purposes under the Internal Revenue Code of 1986, as amended. The Fund intends to qualify and to elect to be treated as a regulated investment company. If so qualified, the Fund will not be liable for federal income taxes to the extent they distribute taxable income to shareholders.

The Fund intends to make distributions that may be taxed as ordinary income and capital gains (which may be taxable at different rates depending on the length of time that the Fund holds its assets). Distributions to shareholders by the Fund, whether received in cash or reinvested in additional shares of the Fund, are generally subject to federal income tax at varying rates depending on whether such distributions are treated as ordinary income or capital gains distributions. Interest income from direct investment by non-corporate taxpayers in United States Government obligations (but not repurchase agreements) generally is not subject to state taxation. However, some states may tax mutual fund dividends attributable to such income.
Any redemption of the Fund's shares is a taxable event that may result in a capital gain or loss.

Before investing in the Fund, you should consult your tax adviser regarding the consequences of your local and state tax laws.


                             PERFORMANCE COMPARISONS

Advertisements and other sales literature may refer to the Fund's total return. The total return for the one, five and ten-year periods (or for the life of the Fund until the Fund is in existence for such longer periods) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the Fund invested at the public offering price, plus any applicable sales load. Total return may also be presented for other periods. All data are based on past investment results and do not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, portfolio composition and Fund operating expenses. Investment performance also often reflects the risks associated with the Fund's investment objectives and strategies. These factors should be considered when comparing the Fund's investment results with those of other mutual funds and other investment vehicles.

Quotations of investment performance for any period when an expense limitation is in effect will be greater than if the limitation had not been in effect. Fund performance may be compared to that of various indexes.


             CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Firstar Bank, N.A. serves as custodian for the Fund's cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Fund. American Data Services, Inc., the Fund's Administrator, also acts as the Fund's transfer and dividend disbursing agent or for rendering such transfer and dividend agency services.


                        COUNSEL AND INDEPENDENT AUDITORS

Legal matters in connection with the issuance of shares of common stock of the Fund are passed upon by Spitzer & Feldman P.C., 405 Park Avenue, New York, New York 10022. McCurdy & Associates, CPA's, Inc., 27955 Clemens Road, Westlake, Ohio 44145, have been selected as independent auditors for the Fund.

The financial highlights table is intended to help you understand the Fund's performance for the past year. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the year ending February 29, 2000 has been audited by McCurdy & Associates CPA's, Inc., whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.


                        IMPERIAL FINANCIAL SERVICES FUND
                              Financial Highlights
              (FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                                    For the
                                                   year ended
                                               February 29, 2000

Net asset value, beginning of period ..........   $      10.00
                                                  ------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment loss ...........................          (0.11)
Net realized and unrealized loss on investments          (1.43)
                                                  ------------
Total from investment operations ..............          (1.54)
                                                  ------------

LESS DISTRIBUTIONS
Dividends from net investment income ..........           0.00
Distributions from net realized gains .........           0.00
                                                  ------------
Total dividends and distributions .............           0.00
                                                  ------------

Net asset value, end of period ................   $       8.46
                                                  ============

Total return* .................................         (15.40%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands) ......   $      1,054
Ratio of expenses to average
     net assets, net of reimbursement .........           2.75%
Ratio of expenses to average
     net assets, before reimbursement .........          11.75%
Ratio of net investment loss to average
     net assets, net of reimbursement .........          (1.17%)
Ratio of net investment loss to average
     net assets, before reimbursement .........         (10.17%)
Portfolio turnover rate .......................           8.79%

* The return does not include the effect of the Fund's sales charge.

                               QUESTAR FUNDS, INC.

                        IMPERIAL FINANCIAL SERVICES FUND


More information on the Fund is available free upon request, including the following:

           ANNUAL/SEMI-ANNUAL REPORTS. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

           STATEMENT OF ADDITIONAL INFORMATION ("SAI"). The SAI provides more detailed information about the Fund and is incorporated by reference into this Prospectus.

You may obtain free copies of both reports and the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

                        IMPERIAL FINANCIAL SERVICES FUND
                        C/O AMERICAN DATA SERVICES, INC.
                                  P.O. BOX 5536
                         HAUPPAUGE, NEW YORK 11788-0132

                        or by calling at: 1-877 732-7696


You can also review the Fund's reports and SAI by visiting the Public Reference Room of the Securities and Exchange Commission at 450 Fifth Street, NW, Washington, DC 20549. Please call 1-202-942-8090 for information relating to the hours and operation of the Public Reference Room. You may request copies of the Fund's reports and SAI, for a fee, by writing to the Public Reference Room at this address, or by e-mailing your request to PUBLICINFO@SEC.GOV. You may also download a free, text-only version from the Commission's Internet website at WWW.SEC.GOV.



                            The Fund's Investment Company Act File No. 811-08655

                               QUESTAR FUNDS, INC.

                        IMPERIAL FINANCIAL SERVICES FUND


                       STATEMENT OF ADDITIONAL INFORMATION

                                 APRIL 15, 2000

                                TABLE OF CONTENTS


                                                                        PAGE
Investment Objecives, Policies, and Risk Factors.......................... 2
Directors and Executive Officers..........................................11
Investment Advisory and Other Services....................................13
Shareholder Servicing & Distribution Plan.................................17
Portfolio Transactions and Allocation of Brokerage........................20
Taxation..................................................................22
Ownership of Shares.......................................................24
Purchase of Shares........................................................24
Dividends and Distributions...............................................25
Net Asset Value...........................................................25
Performance Comparisons...................................................25
Redemption of Shares......................................................28
Counsel and Independent Auditors..........................................30
Other Information.........................................................30
Financial Statements......................................................30

This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Fund's Prospectus dated April 15, 2000. A copy of the Prospectus may be obtained from the Fund at The Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge, New York 11788 or telephone (516) 951-0500.

                INVESTMENT OBJECTIVES, POLICIES AND RISK FACTORS

The Imperial Financial Services Fund's (the "Fund") investment objectives as set forth in the Prospectus are fundamental and may not be changed without a vote of a majority of the Fund's shares. Additional information regarding the Fund's investment policies and restrictions is set forth below.


INVESTMENT POLICIES

The following paragraphs provide a more detailed description of the investment policies identified in the Prospectus. Unless otherwise noted, the policies described in this Statement of Additional Information are not fundamental and may be changed by the Board of Directors.


REPURCHASE AGREEMENTS.
----------------------
The Fund may invest in repurchase agreements. A repurchase agreement involves the purchase by the Fund of the securities with the condition that after a stated period of time the original seller will buy back the same securities at a predetermined price or yield. The Fund's custodian will hold the securities underlying any repurchase agreement or such securities will be part of the Federal Reserve Book Entry System. The market value of the collateral underlying the repurchase agreement will be determined on each business day. If at any time the market value of the Fund's collateral falls below the repurchase price of the repurchase agreement (including any accrued interest), the Fund will promptly receive additional collateral (so the total collateral is an amount at least equal to the repurchase price plus accrued interest).


FOREIGN SECURITIES.
-------------------
Under its current policy, which may be changed without shareholder approval, the Fund may invest up to 5% of its total assets in securities principally traded in markets outside the United States. Eurodollar certificates of deposit are excluded for purposes of this limitation. Since foreign securities are normally denominated and traded in foreign currencies, the value of the Fund's assets may be affected favorably or unfavorably by changes in currency exchange rates, exchange control regulations, foreign withholding taxes and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the Fund's assets held abroad) and expenses not present in the settlement of domestic investments.

In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability and diplomatic developments which could affect the value of the Fund's investments in certain foreign countries. Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit the Fund's ability to invest in securities of certain issuers located in those foreign countries. Special tax considerations apply to foreign securities.

The risks described above, including the risks of nationalization or expropriation of assets, are typically increased to the extent that the Fund invests in issuers located in less developed and developing nations, whose securities markets are sometimes referred to as "emerging securities markets." Investments in securities located in such countries are speculative and subject to certain special risks. Political and economic structures in many of these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. The Fund does not currently intend to invest in the securities of less developed and developing nations.

In addition, unanticipated political or social developments may affect the value of the Fund's investments in these countries and the availability to the Fund of additional investments in these countries. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make the Fund's investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.


PRIVATE PLACEMENTS.
------------------
The Fund may invest in securities that are purchased in private placements (primarily Rule 144A securities) and, accordingly, are subject to restrictions on resale as a matter of contract or under Federal securities laws. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell such securities when the Adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing the Fund's net asset value.


SECURITIES LOANS.
----------------
The Fund may make secured loans of its portfolio securities, on either a short-term or long-term basis, amounting to not more than 25% of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to broker-dealers pursuant to agreements requiring that the loans be continuously secured by collateral consisting of cash or short-term debt obligations at least equal at all times to the value of the securities on loan, "marked-to-market" daily. The borrower pays to the Fund an amount equal to any dividends or interest received on securities lent. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities may pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable the Fund to exercise voting rights on any matters materially affecting the investment. The Fund may also call such loans in order to sell the securities.

PUTS.
-----
To help assure appropriate liquidity, the Fund may acquire securities which provide for the right to resell them to the issuer, a bank or a broker-dealer at a specified price within a specified period of time prior to the maturity date of such obligation. Such a right to resell, which is commonly known as a "put," may be sold, transferred or assigned only with the underlying security or securities.

If an issuer, bank or broker-dealer should default on its obligation to repurchase a security, the Fund might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere. It will be the Fund's policy to enter into puts only with issuers, banks or broker-dealers that are determined by the Adviser to present minimal credit risks.


WRITING COVERED OPTIONS ON SECURITIES.
-------------------------------------
The Fund may write covered call options and covered put options on optionable securities held in its portfolio, when in the opinion of the Adviser such transactions are consistent with the Fund's investment objective and policies. Call options written by the Fund give the purchaser the right to buy the underlying securities from the Fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the Fund at a stated price.

The Fund may write only covered options, which means that, so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the Fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The Fund may write combinations of covered puts and calls on the same underlying security.

The Fund will receive a premium from writing a put or call option, which increases the Fund's return on the underlying security in the event the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction, in which it purchases an offsetting option. The Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. If the Fund writes a call option but does not own the underlying security, and when it writes a put option, the Fund may be required to deposit cash or securities with its broker as "margin," or collateral, for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the Fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

PURCHASING CALL OPTIONS.
------------------------
The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs.


RISK FACTORS IN OPTIONS TRANSACTIONS.
-------------------------------------
The successful use of the Fund's options strategies depends on the ability of the Adviser to forecast correctly interest rate and market movements. For example, if the Fund were to write a call option based on the Adviser's expectation that the price of the underlying security would fall, but the price were to rise instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the Fund were to write a put option based on the Adviser's expectation that the price of the underlying security would rise, but the price were to fall instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.

When the Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying security, since the Fund will not realize a loss if the security's price does not change.

The effective use of options also depends on the Fund's ability to terminate option positions at times when the Adviser deems it desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary market in options were to become unavailable, the Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt its normal operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, the Fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the Fund, as option writer, would remain obligated under the option until expiration or exercise.

Disruptions in the markets for the securities underlying options purchased or sold by the Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the Options Clearing Corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The Fund, as holder of such a put option, could lose its entire investment if the prohibition remained in effect until the put option's expiration.

Foreign-traded options are subject to many of the same risks presented by internationally-traded securities. In addition, because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Over-the-counter ("OTC") options purchased by the Fund and assets held to cover OTC options written by the Fund may, under certain circumstances, be considered illiquid securities for purposes of any limitation on the Fund's ability to invest in illiquid securities.


OPTIONS ON INDICES.
-------------------
As an alternative to purchasing call and put options on index futures, the Fund may purchase and sell call and put options on the underlying indices themselves. Such options would be used in a manner identical to the use of options on index futures.


RESTRICTED SECURITIES.
----------------------
The SEC Staff currently takes the view that any delegation by the Board of Directors of the authority to determine that a restricted security is readily marketable (as described in the investment restrictions of the Fund) must be pursuant to written procedures established by the Board of Directors. It is the present intention of the Board of Directors that, if the Board of Directors decide to delegate such determinations to the Adviser or another person, they would do so pursuant to written procedures, consistent with the Staff's position. Should the Staff modify its position in the future, the Board of Directors would consider what action would be appropriate in light of the Staff's position at that time.


ILLIQUID SECURITIES.
--------------------
As set forth in the Prospectus, the Fund may invest in Rule 144A securities and commercial paper issued pursuant to Rule 4(2) under the Securities Act of 1933, and treat such securities as liquid when they have been determined to be liquid by the Board of Directors or by the Adviser subject to the oversight of and pursuant to procedures adopted by the Board of Directors. Under these procedures, factors taken into account in determining the liquidity of a security include (a) the frequency of trades and quotes for the security; (b) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (c) dealer undertakings to make a market in the security; and (d) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). With respect to Rule 144A securities, investing in such securities could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

CONCENTRATION.
The Fund, as a fundamental policy, will concentrate its investments by investing 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the financial services industry, in accordance with its investment objectives. The Fund may also invest more than 25% of its assets in the securities of the U.S. Government or its agencies and instrumentalities and repurchase agreements relating thereto.


TEMPORARY DEFENSIVE INVESTMENTS.
-------------------------------
 The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, regulatory or other conditions. Under these circumstances, the Fund may hold all or a portion of its assets in money market instruments (high quality income securities with maturities of less than one year), securities of money market funds or U.S. Government repurchase agreements. To the extent that the Fund resorts to a temporary defensive policy, the Fund may not achieve its investment objective.


INVESTMENT RESTRICTIONS

In addition to the investment objective and policies set forth in the Prospectus and in this Statement of Additional Information, the Fund is subject to certain fundamental and non-fundamental investment restrictions, as set forth below. Fundamental investment restrictions may not be changed with respect to the Fund individually, without the vote of a majority of the Fund's outstanding shares. Non-fundamental investment restrictions of the Fund may be changed by the Board of Directors.

As fundamental investment restrictions, the Fund will not:

1. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities), if, as a result, as to 75% of the Fund's total assets, more than 5% of its net assets would be invested in the securities of one issuer or the Fund would hold more than 10% of the outstanding voting securities of any one issuer.

2. Issue any senior securities, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), other than as set forth in restriction number 3 below. Purchasing or selling securities on a when-issued or delayed delivery basis shall not be deemed a senior security for purposes of this restriction number 2.

3. Borrow amounts in excess of 10% of the cost or 5% of the market value of its total assets, whichever is less, and then only from a bank and as a temporary measure for extraordinary or emergency purposes. To secure any such borrowing, the Fund may pledge or hypothecate not in excess of 15% of the value of its total assets.

4. Purchase or sell real estate or commodities or commodity futures contracts. This restriction shall not preclude the Fund from investing in financial services companies that own real estate or that buy and sell real estate.

5. Act as an underwriter of securities of other issuers, except insofar as the Fund may be technically deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities.

6.  Engage in any short-selling operations.

7. Engage in margin transactions or in transactions involving puts, calls, straddles, or spreads, except as permitted by the Fund under its investment policies.

8. Invest in the securities of one industry except the financial services industry, with the exception of securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, if as a result, more than 20% of the Fund's total assets would be invested in the securities of such industries.

9. Acquire or retain more than 5% of the securities of any other investment company.

10.  Make loans.

The Fund is also subject to the following restrictions that are not fundamental and may therefore be changed by the Board of Directors without shareholder approval.

The Fund will not:

1. Acquire securities for the purpose of exercising control over management.

2. Invest more than 15% of its net assets in securities determined by the Board of Directors to be illiquid.

Unless otherwise indicated, percentage limitations included in the restrictions apply at the time the Fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in the Fund's net assets will not be considered in determining whether it has complied with its investment restrictions.


                        DIRECTORS AND EXECUTIVE OFFICERS

The Fund is supervised by the Board of Directors of Questar Funds, Inc (the "Company"). The Board of Directors consists of five individuals, four of whom are not "interested persons" of the Fund as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Directors are fiduciaries for the Fund's shareholders and is governed by the laws of the State of Maryland in this regard. They establish policies for the operation of the Company and the Fund and appoint the officers who conduct the daily business of the Fund. The Directors of the Fund are listed below with their addresses, present positions with the Company and principal occupations over at least the last five years. Directors who are interested persons, as defined by the 1940 Act, are indicated by asterisk.


-------------------------------------------- ----------------------------------------------------- -------------------------------

                 NAME (AGE) AND                         PRINCIPAL OCCUPATION AND OTHER
                    ADDRESS                             BUSINESS EXPERIENCE DURING THE                POSITIONS HELD WITH THE
                                                                  PAST FIVE (5) YEARS                         COMPANY
-------------------------------------------- ----------------------------------------------------- -------------------------------
-------------------------------------------- ----------------------------------------------------- -------------------------------


DANIEL ABRAMSON  (49)                        President  and  Chief  Executive  Officer,   Dunhill             Director
c/o Dunhill Staffing Systems, Inc.           Staffing  Systems,   Inc.   (1994-Present),   having
150 Motor Parkway                            joined  Dunhill  in 1986  as a  franchise  owner  in
Hauppauge, NY 11788                          Providence,  RI.  He served  as  Franchise  Advisory
                                             Council President (1990-1992)
                                             and is a member of the
                                             National Association of
                                             Personnel Services, a trade
                                             organization.
-------------------------------------------- ----------------------------------------------------- -------------------------------
-------------------------------------------- ----------------------------------------------------- -------------------------------


PHILIP A. CAPALONGO (44)                     Managing Director in Capital  Investments  Partners,             Director
211 Mill River Road                          an  investment  banking  firm.  Prior  thereto,   he
Oyster Bay, NY 11771                         served in a number of  senior  management  positions
                                             at  TeleTechnologies,   a  technology  company,  and
                                             Michaels,  Edgar & Phillips,  an investment  banking
                                             firm.

-------------------------------------------- ----------------------------------------------------- -------------------------------
-------------------------------------------- ----------------------------------------------------- -------------------------------


ANTHONY J. HERTL, (50) Colobaugh Pond Road   Chief  Financial  and  Administrative   Officer  for             Director
Croton-on-Hudson, NY 10520                   Marymount College,  Tarrytown,  New York since 1996.
                                             Prior  thereto,  he  served  in a number  of  senior
                                             management  positions at Prudential  Securities Inc.
                                             from  1983-1996.  Mr.  Hertl spent ten (10) years at
                                             Arthur  Andersen  & Co.  and is a  Certified  Public
                                             Accountant.
-------------------------------------------- ----------------------------------------------------- -------------------------------
-------------------------------------------- ----------------------------------------------------- -------------------------------


*MICHAEL MIOLA (48)                          Chief Executive Officer of American Data Services,    Chief Executive Officer,
The Hauppauge Corporate Center               Inc.                                                  President and
150 Motor Parkway                                                                                  Director
Hauppauge, New York 11788
-------------------------------------------- ----------------------------------------------------- -------------------------------
-------------------------------------------- ----------------------------------------------------- -------------------------------


DONALD SMITH (52)                            President, Don Smith Realty (1971-1999).  Director               Director
Don Smith Realty                             of Avalon Capital, Inc., a closed-end investment
81 North Maple Avenue                        company.
Ridgewood, NJ 07450
-------------------------------------------- ----------------------------------------------------- -------------------------------


       In addition to Mr. Miola as Chief Executive Officer and President, the other officers of the Corporation are Michael Wagner, Treasurer and James Colantino, Secretary. Each of the officers is employed by the Administrator.

       The members of the Audit Committee of the Board of Directors are Messrs. Hertl, Smith and Abramson. Mr. Hertl acts as the chairperson of such committee. The Audit Committee oversees the Fund's financial reporting process; reviews audit results and recommends annually to the Company a firm of independent certified public accountants.

       Those Directors who are officers or employees of the Administrator or its affiliates receive no remuneration from the Fund. Each disinterested Director receives a fee from the Fund for each regular quarterly and in-person special meeting of the Board of Directors attended. Members of the Board who are not affiliated with the Adviser or the Administrator receive an annual fee of $1,000 plus $500 for each Board meeting attended. The Fund will pay a pro rata portion of the Directors' fees and expenses based on the net assets of the Fund and the other series of the Company. In addition, each Director who is not affiliated with the Adviser or the Administrator is reimbursed for expenses incurred in connection with attending meetings.

       The following table sets forth the compensation received by each Director of the Company during the Fund's fiscal year ending February 29, 2000. Directors who are interested persons of the Company, as defined by the 1940 Act, are indicated by asterisk.



------------------------------ ------------------------- --------------------- ----------------------- -------------------------
              (1)                        (2)                     (3)                    (4)                      (5)
------------------------------ ------------------------- --------------------- ----------------------- -------------------------

                                                              PENSION OR                               TOTAL COMPENSATION FROM
                               AGGREGATE COMPENSATION    RETIREMENT BENEFITS      ESTIMATED ANNUAL      FUND AND FUND COMPLEX
    NAME OF PERSON, POSITION   FROM EACH FUND(1)          ACCRUED AS PART OF       BENEFITS UPON          PAID TO DIRECTORS
                                                            FUND EXPENSES            RETIREMENT
------------------------------ ------------------------- --------------------- ----------------------- -------------------------
------------------------------ ------------------------- --------------------- ----------------------- -------------------------

Daniel Abramson                         NONE                     NONE                   NONE                     NONE
Director
------------------------------ ------------------------- --------------------- ----------------------- -------------------------
------------------------------ ------------------------- --------------------- ----------------------- -------------------------

Philip A.  Capalongo                    NONE                     NONE                   NONE                     NONE
Director
------------------------------ ------------------------- --------------------- ----------------------- -------------------------
------------------------------ ------------------------- --------------------- ----------------------- -------------------------

Anthony Hertl                           $2,000                   NONE                   NONE                    $2,000
Director
------------------------------ ------------------------- --------------------- ----------------------- -------------------------
------------------------------ ------------------------- --------------------- ----------------------- -------------------------

Donald Smith                             NONE                    NONE                   NONE                     NONE
Director
------------------------------ ------------------------- --------------------- ----------------------- -------------------------
------------------------------ ------------------------- --------------------- ----------------------- -------------------------

*Michael Miola                           NONE                    NONE                   NONE                     NONE
 Director
------------------------------ ------------------------- --------------------- ----------------------- -------------------------



1. The Officers and Directors of the Fund as a group own less than 1% of all of the Fund's equity securities.


                     INVESTMENT ADVISORY AND OTHER SERVICES

The investment adviser for the Fund is Retirement Planning Company of New England, Inc. (the "Adviser"). The Adviser will act as such pursuant to a written agreement which, after its initial two-year period, must be annually re-approved by the Board of Directors. The address of the Adviser is One Richmond Square, Providence, RI 02906.


                             CONTROL OF THE ADVISER

The stock of the Adviser is owned equally by Messrs. David W. Allaire and Michael R. Laliberte.


                          INVESTMENT ADVISORY AGREEMENT

The Adviser acts as the investment adviser of the Fund under an Investment Advisory Agreement which has been approved by the Board of Directors (including a majority of the Directors who are not parties to the agreement, or interested persons of any such party).

The Investment Advisory Agreement will terminate automatically in the event of its assignment. In addition, the agreement is terminable at any time, without penalty, by the Board of Directors of the Company or by vote of a majority of the Company's outstanding voting securities on not more than 60 days' written notice to the Adviser, and by the Adviser on 60 days' written notice to the Company. Unless sooner terminated, the agreement shall continue in effect for more than two years after its execution only so long as such continuance is specifically approved at least annually by either the Board of Directors or by a vote of a majority of the outstanding shares of the Company, provided that in either event such continuance is also approved by a vote of a majority of the Directors who are not parties to such agreement, or interested persons of such parties, cast in person at a meeting called for the purpose of voting on such approval.

Pursuant to its Investment Advisory Agreement, the Fund will pay the Adviser monthly an advisory fee equal, on an annual basis, to 1.00% of its average daily net assets. The investment adviser has contractually agreed to waive some or all of its advisory fees and reimburse some or all of the Fund's other expenses, other than extraordinary or non-recurring expenses, so that the expense ratio of the Fund does not exceed 2.75% of its average net assets. This arrangement will remain in effect until at least February 28, 2001.

Under the Investment Advisory Agreement, the Adviser provides the Fund with advice and assistance in the selection and disposition of the Fund's investments. All investment decisions are subject to review by the Board of Directors of the Company. The Adviser is obligated to pay the salaries and fees of any affiliates of the Adviser serving as officers of the Company or the Fund.

The same security may be suitable for the Fund or other private accounts managed by the Adviser. If and when the Fund or two or more accounts simultaneously purchase or sell the same security, the transactions will be allocated as to price and amount in accordance with arrangements equitable to the Fund or account. The simultaneous purchase or sale of the same securities by the Fund and other accounts may have a detrimental effect on the Fund, as this may affect the price paid or received by the Fund or the size of the position obtainable or able to be sold by the Fund.


                                  ADMINISTRATOR

The Administrator for the Fund is American Data Services, Inc. (the "Administrator"), which has its principal office at The Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge, New York 11788, and is primarily in the business of providing administrative, fund accounting and stock transfer services to retail and institutional mutual funds through its offices in New York, Denver and Los Angeles.

Pursuant to an Administrative Service Agreement with the Fund, the Administrator provides all administrative services necessary for the Fund, subject to the supervision of the Board of Directors. The Administrator will provide persons to serve as officers of the Fund. Such officers may be directors, officers or employees of the Administrator or its affiliates.

The Administrative Service Agreement is terminable by the Board of Directors of the Fund or the Administrator on sixty days' written notice and may be assigned provided the non-assigning party provides prior written consent. The Agreement shall remain in effect for two years from the date of its initial approval, and subject to annual approval of the Board of Directors for one-year periods thereafter. The Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Administrator or reckless disregard of its obligations thereunder, the Administrator shall not be liable for any action or failure to act in accordance with its duties thereunder.

Under the Administrative Service Agreement, the Administrator provides all administrative services, including, without limitation: (i) provides services of persons competent to perform such administrative and clerical functions as are necessary to provide effective administration of the Fund; (ii) overseeing the performance of administrative and professional services to the Fund by others, including the Fund's Custodian; (iii) preparing, but not paying for, the periodic updating of the Fund's Registration Statement, Prospectus and Statement of Additional Information in conjunction with Fund counsel, including the printing of such documents for the purpose of filings with the Securities and Exchange Commission and state securities administrators, preparing the Fund's tax returns, and preparing reports to the Fund's shareholders and the Securities and Exchange Commission; (iv) preparing in conjunction with Fund counsel, but not paying for, all filings under the securities or "Blue Sky" laws of such states or countries as are designated by the Distributor, which may be required to register or qualify, or continue the registration or qualification, of the Fund and/or its shares under such laws; (v) preparing notices and agendas for meetings of the Board of Directors and minutes of such meetings in all matters required by the 1940 Act to be acted upon by the Board; and (vi) monitoring daily and periodic compliance with respect to all requirements and restrictions of the Investment Company Act, the Internal Revenue Code and the Prospectus.

The Administrator, pursuant to the Fund Accounting Service Agreement, provides the Fund with all accounting services, including, without limitation: (i) daily computation of net asset value; (ii) maintenance of security ledgers and books and records as required by the Investment Company Act; (iii) production of the Fund's listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; (v) calculation of yield and total return for the Fund; (vi) maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances among the Fund's Custodian and Adviser; and (vii) monitoring and evaluating daily income and expense accruals, and sales and redemptions of shares of the Fund.


                              ADMINISTRATOR'S FEES

For the services rendered to the Fund by the Administrator, the Fund pays the Administrator a monthly fee based on the Fund's average net assets. The Fund also pays the Administrator for any out-of-pocket expenses. These fees are set forth in the Fund's Prospectus.

In return for providing the Fund with all accounting related services, the Fund pays the Administrator a monthly fee based on the Fund's average net assets, plus any out-of-pocket expenses for such services.


             CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Firstar Bank, N.A. serves as custodian for the Fund's cash and securities. Pursuant to a Custodian Agreement, it is responsible for maintaining the books and records of the Fund's portfolio securities and cash. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Fund. American Data Services, Inc., the Administrator, also acts as the Fund's transfer and dividend disbursing agent.


                             DISTRIBUTION AGREEMENT

Pursuant to a Distribution Agreement, AmeriMutual Funds Distributors, Inc. (the "Distributor") has agreed to act as the principal underwriter for the Fund in the sale and distribution to the public of shares of the Fund, either through dealers or otherwise. The Distributor has agreed to offer such shares for sale at all times when such shares are available for sale and may lawfully be offered for sale and sold.

                   SHAREHOLDER SERVICING AND DISTRIBUTION PLAN

The Fund has adopted a Distribution and Service Plan (the "Plan") that allows the Fund to pay distribution fees for the sale and distribution of its shares which was reviewed and approved by a majority of the disinterested directors of the Fund, pursuant to Rule 12b-1 under the Act (the "Rule"). The Rule provides that an investment company which bears any direct or indirect expense of distributing its shares must do so only in accordance with a plan permitted by the Rule. The Plan provides that the Fund will reimburse the Distributor for certain expenses and costs incurred in connection with providing marketing and promotional support to the Fund, shareholder servicing and maintaining shareholder accounts, to compensate parties with which it has written agreements and whose clients own shares of the Fund for providing servicing to their clients ("shareholder servicing") and financial institutions with which it has written agreements and whose clients are Fund shareholders (each a "broker-dealer") for providing distribution assistance and promotional support to the Fund, which reimbursement is subject to a maximum of 0.50% per annum of the Fund's average daily net assets. Fees paid under the Plan may not be waived for individual shareholders.

Each shareholder servicing agent and broker-dealer will, as agent for its customers, among other things: answer customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares of the Fund may be effected and certain other matters pertaining to the Fund; assist shareholders in designating and changing dividend options, account designations and addresses; provide necessary personnel and facilities to establish and maintain shareholder accounts and records; assist in processing purchase and redemption transactions; arrange for the wiring of funds; transmit and receive funds in connection with customer orders to purchase or redeem shares; verify and guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholder designated accounts; furnish quarterly and year-end statements and confirmations within five business days after activity in the account; transmit to shareholders of the Fund proxy statements, annual reports, updated prospectuses and other communications; receive, tabulate and transmit proxies executed by shareholders with respect to meetings of shareholders of the Fund; and provide such other related services as the Fund or a shareholder may request.

The Plan, the shareholder servicing agreements and the form of distribution agreement each provide that the Adviser or the Distributor may make payments from time to time from their own resources which may include the advisory fee and the asset based sales charges and past profits for the following purposes:
(i) to defray the costs of and to compensate others, including financial intermediaries with whom the Distributor has entered into written agreements, for performing shareholder servicing and related administrative functions of the Fund; to compensate certain financial intermediaries for providing assistance in distributing Fund shares; (ii) to pay the costs of printing and distributing the Fund's prospectus to prospective investors; and (iii) to defray the cost of the preparation and printing of brochures and other promotional materials, mailings to prospective shareholders, advertising, and other promotional activities, including the salaries and/or commissions of sales personnel in connection with the distribution of the Fund's shares. The Distributor will determine the amount of such payments made pursuant to the Plan with the shareholder servicing agents and broker-dealers with whom it has contracted, provided that such payments made pursuant to the Plan will not increase the amount which the Fund is required to pay the Distributor for any fiscal year under the shareholder servicing agreements or otherwise.

Shareholder servicing agents and broker-dealers may charge investors a fee in connection with their use of specialized purchase and redemption procedures offered to investors by the shareholder servicing agents and broker-dealers. In addition, shareholder servicing agents and broker-dealers offering purchase and redemption procedures similar to those offered to shareholders who invest in the fund directly may impose charges, limitations, minimums and restrictions in addition to or different from those applicable to shareholders who invest in the Fund directly. Accordingly, the net yield to investors who invest through shareholder servicing agents and broker-dealers may be less than realized by investing in the Fund directly. An investor should read the Prospectus in conjunction with the materials provided by the shareholder servicing agent and broker-dealer describing the procedures under which Fund shares may be purchased and redeemed through the shareholder servicing agent and broker-dealer.

In accordance with the Rule, the Plan provides that all written agreements relating to the Plan entered into by the Fund, the Distributor or the Adviser, and the shareholder servicing agents, broker-dealers, or other organizations, must be in a form satisfactory to the Board of Directors. In addition, the Plan requires the Fund and the Distributor to prepare, at least quarterly, written reports setting forth all amounts expended for distribution purposes by the Fund and the Distributor pursuant to the Plan and identifying the distribution activities for which those expenditures were made for review by the Board of Directors.

The following is a table showing all commissions and other compensation received by the Distributor for the Fund's fiscal year ended February 29, 2000.


--------------------------------- -------------------- ---------------------- ------------------- --------------------------
              (1)                       (2)                   (3)                    (4)                  (5)
--------------------------------- -------------------- ---------------------- ------------------- --------------------------
                                        NET
                                    UNDERWRITING          COMPENSATION ON
  NAME OF PRINCIPAL                 DISCOUNTS AND         REDEMPTIONS AND         BROKERAGE
    UNDERWRITER                     COMMISSIONS             REPURCHASES          COMMISSIONS         OTHER COMPENSATION
--------------------------------- -------------------- ---------------------- ------------------- --------------------------
--------------------------------- -------------------- ---------------------- ------------------- --------------------------

AMERIMUTUAL FUNDS DISTRIBUTORS,        $1,961.00               None                 None
INC.

--------------------------------- -------------------- ---------------------- ------------------- --------------------------


                              OTHER EXPENSES

The Fund pays certain operating expenses that are not assumed by the Adviser, the Administrator or any of their respective affiliates. These expenses, together with fees paid to the Adviser, the Administrator, the Distributor and the Transfer Agent, are deducted from income of the Fund before dividends are paid. These expenses include, but are not limited to, organizational costs, fees and expenses of officers and Directors who are not affiliated with the Adviser, the Administrator or any of their respective affiliates, taxes, interest, legal fees, custodian fees, audit fees, brokerage fees and commissions, fees and expenses of registering and qualifying the Fund and its shares for distribution under federal and state securities laws, the expenses of reports to shareholders, shareholders' meetings and proxy solicitations.

               PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE

The Fund's assets are invested by the Adviser in a manner consistent with its investment objectives, policies, and restrictions and with any instructions the Board of Directors may issue from time to time. Within this framework, the Adviser is responsible for making all determinations as to the purchase and sale of portfolio securities and for taking all steps necessary to implement securities transactions on behalf of the Fund.

U.S. Government securities generally are traded in the over-the-counter market through broker-dealers. A broker-dealer is a securities firm or bank that makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread.

In placing orders for the purchase and sale of portfolio securities for the Fund, the Adviser will use its best efforts to obtain the best possible price and execution and will otherwise place orders with broker-dealers subject to and in accordance with any instructions the Board of Directors may issue from time to time. The Adviser will select broker-dealers including, the Distributor, to execute portfolio transactions on behalf of the Fund primarily on the basis of best price and execution.

When consistent with the objectives of prompt execution and favorable net price, business may be placed with broker-dealers who furnish investment research or services to the Adviser. Such research or services include advice, both directly and in writing, as to the value of securities; the advisability of investing in, purchasing or selling securities; and the availability of securities, or purchasers or sellers of securities; as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. To the extent portfolio transactions are effected with broker-dealers who furnish research services to the Adviser, the Adviser receives a benefit, not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Fund from these transactions. The Adviser believes that most research services obtained by it generally benefit several or all of the investment companies and private accounts which it manages, as opposed to solely benefitting one specific managed fund or account.

Transactions on U.S. stock exchanges, commodities markets and futures markets and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive brokerage and research services (as defined in the Securities Exchange Act of 1934, as amended (the "1934 Act")) from broker-dealers that execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, the Adviser may receive brokerage and research services and other similar services from many broker-dealers with which the Adviser may place the Fund's portfolio transactions and from third parties with which these broker-dealers have arrangements. These services include such matters as general economic and market reviews, industry and company reviews, evaluations of investments, recommendations as to the purchase and sale of investments, newspapers, magazines, pricing services, quotation services, news services and personal computers utilized by the Adviser. Where the services referred to above are not used exclusively by the Adviser for research purposes, the Adviser, based upon its own allocations of expected use, bears that portion of the cost of these services which directly relates to their non-research use. Some of these services are of value to the Adviser and its affiliates in advising various of their clients (including the Fund), although not all of these services are necessarily useful and of value in managing the Fund. The management fee paid by the Fund is not reduced because the Adviser and its affiliates receive these services even though the Adviser might otherwise be required to purchase some of these services for cash.

As permitted by Section 28(e) of the 1934 Act, the Adviser may cause the Fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to the Adviser an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the Fund on an agency basis in excess of the commission which another broker-dealer would have charged for effecting that transaction. The Adviser's authority to cause the Fund to pay any such greater commissions is also subject to such policies as the Directors may adopt from time to time. The Adviser does not currently intend to cause any Fund to make such payments. It is the position of the staff of the Securities and Exchange Commission that Section 28(e) does not apply to the payment of such greater commissions in "principal" transactions. Accordingly, the Adviser will use its best effort to obtain the most favorable price and execution available with respect to such transactions, as described above.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Directors may determine, the Adviser may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.


                                    TAXATION

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By so qualifying, the Fund will not incur federal income or state taxes on its net investment income and on net realized capital gains to the extent distributed as dividends to shareholders.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, the Fund must distribute during each calendar year an amount equal to the sum of (a) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (b) at least 98% of its capital gains in excess of capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31st of the calendar year, and (c) all ordinary income and capital gains for previous years that were not distributed during such years.

Under the Code, dividends derived from interest, and any short-term capital gains, are taxable to shareholders as ordinary income for federal and state tax purposes, regardless of whether such dividends are taken in cash or reinvested in additional shares. Distributions made from the Fund's net realized long-term capital gains (if any) and designated as capital gain dividends are taxable to shareholders as long-term capital gains, regardless of the length of time Fund shares are held. Corporate investors are not eligible for the dividends-received deduction with respect to distributions derived from interest on short-or long-term capital gains from the Fund but may be entitled to such a deduction in respect to distributions attributable to dividends received by the Fund. A distribution will be treated as paid on December 31st of a calendar year if it is declared by the Fund in October, November or December of the year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

Distributions paid by the Fund from net long-term capital gains (excess of long-term capital gains over long-term capital losses), if any, whether received in cash or reinvested in additional shares, are taxable as long-term capital gains, regardless of the length of time you have owned shares in the Fund. Distributions paid by the Fund from net short-term capital gains (excess of short-term capital gains over short-term capital losses), if any, whether received in cash or reinvested in additional shares are taxable as ordinary income. Capital gains distributions are made when the Fund realizes net capital gains on sales of portfolio securities during the year. Realized capital gains are not expected to be a significant or predictable part of the Fund's investment return.

Any redemption of the Fund shares is a taxable event and may result in a capital gain or loss. A capital gain or loss may be realized from an ordinary redemption of shares.

Dividend distributions, capital gains distributions, and capital gains or losses from redemptions and exchanges may also be subject to state and local taxes.

Ordinarily, distributions and redemption proceeds paid to Fund shareholders are not subject to withholding of federal income tax. However, 31% of the Fund's distributions and redemption proceeds must be withheld if a Fund shareholder fails to supply the Fund or its agent with such shareholder's taxpayer identification number or if the Fund shareholder who is otherwise exempt from withholding fails to properly document such shareholder's status as an exempt recipient.

The information above is only a summary of some of the tax considerations generally affecting the Fund and its shareholders. No attempt has been made to discuss individual tax consequences. To determine whether the Fund is a suitable investment based on his or her tax situation, a prospective investor may wish to consult a tax advisor.


                               OWNERSHIP OF SHARES

The Fund has only one class of shares. Each share has one vote in the election of Directors. Cumulative voting is not authorized. This means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so, and, in that event, the holders of the remaining shares will be unable to elect any Directors.


                               PURCHASE OF SHARES

Shares of the Fund may be purchased at the net asset value per share next determined, plus any applicable sales load, after receipt of an order by the Fund's Transfer Agent in proper form with accompanying check or other bank wire payment arrangements satisfactory to the Fund. Fund shares are sold subject to an initial sales load of up to 4.75%. The Fund's minimum initial investment is $2,000 (except for retirement accounts for which the minimum initial investment is $1,000) and the minimum subsequent investment is $100.


                           DIVIDENDS AND DISTRIBUTIONS

Net investment income, if any, is declared as dividends and paid annually. Substantially all the realized net capital gains for the Fund, if any, are also declared and paid on an annual basis. Dividends and distributions are payable to shareholders of record at the time of declaration.

Distributions are automatically reinvested in additional Fund shares unless the shareholder has elected to have them paid in cash.

The net investment income of the Fund for each business day is determined immediately prior to the determination of net asset value. Net investment income for other days is determined at the time net asset value is determined on the prior business day. See "Purchase of Shares" and "Redemption of Shares" in the Prospectus.

                                 NET ASSET VALUE


The method for determining the Fund's net asset value is summarized in the Prospectus. The net asset value of the Fund's shares is determined on each day on which the New York Stock Exchange is open, provided that the net asset value need not be determined on days when no Fund shares are tendered for redemption and no order for Fund shares is received. The Fund's net asset value is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting all liabilities and then dividing the result (net assets) by the number of shares outstanding. The Fund values securities for which market quotations are readily available at current market value. If market quotations are not readily available, then securities are valued at fair value, as determined by the Board The New York Stock Exchange is not open for business on the following holidays (or on the nearest Monday or Friday if the holiday falls on a weekend): New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.


                             PERFORMANCE COMPARISONS

Total return quoted in advertising and sales literature reflects all aspects of the Fund's return, including the effect of reinvesting dividends and capital gain distributions and any change in the Fund's net asset value during the period.

The Fund's total return must be displayed in any advertisement containing the Fund's yield. Total return is the average annual total return for the 1-, 5- and 10-year period ended on the date of the most recent balance sheet included in the Statement of Additional Information, computed by finding the average annual compounded rates of return over 1-, 5- and 10-year periods that would equate the initial amount invested to the ending redeemable value according to the following formula:

                       P(1 + T)n = ERV

Where:

  P       =              a hypothetical initial investment of $1000

  T       =              average annual total return

  n       =              number of years

  ERV                    = ending redeemable value of
                         a hypothetical $1000 payment
                         made at the beginning of the
                         1-, 5- or 10-year periods at
                         the end of the 1-, 5-or
                         10-year periods (or
                         fractions thereof).

Because the Fund has not had a registration in effect for 1, 5 or 10 years, the period during which the registration has been effective shall be substituted.

Average annual total return is calculated by determining the growth or decline in value of a hypothetical historical investment in the Fund over a stated period and then calculating the annual compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100% over 10 years would produce an average annual total return of 7.18%, which is the steady annual rate that would result in 100% growth on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the Fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to actual year-to-year performance.

In addition to average annual total returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Performance information may be quoted numerically or in a table, graph, or similar illustration.

The Fund's performance may be compared with the performance of other funds with comparable investment objectives, tracked by fund rating services or with other indexes of market performance. Sources of economic data that may be considered in making such comparisons may include, but are not limited to, rankings of any mutual fund or mutual fund category tracked by Lipper Analytical Services, Inc. or Morningstar, Inc.; data provided by the Investment Company Institute; major indexes of stock market performance; and indexes and historical data supplied by major securities brokerage or investment advisory firms. The Fund may also utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance.

The agencies listed below measure performance based on their own criteria rather than on the standardized performance measures described in the preceding section.

             Lipper Analytical Services, Inc. distributes mutual fund rankings monthly. The rankings are based on total return performance calculated by Lipper, generally reflecting changes in net asset value adjusted for reinvestment of capital gains and income dividends. They do not reflect deduction of any sales charges. Lipper rankings cover a variety of performance periods, including year-to-date, 1-year, 5-year, and 10-year performance. Lipper classifies mutual funds by investment objective and asset category.

             Morningstar, Inc. distributes mutual fund ratings twice a month. The ratings are divided into five groups: highest, above average, neutral, below average and lowest. They represent the fund's historical risk/reward ratio relative to other funds in its broad investment class as determined by Morningstar, Inc. Morningstar ratings cover a variety of performance periods, including 1-year, 3-year, 5-year, 10-year and overall performance. The performance factor for the overall rating is a weighted-average assessment of the fund's 1-year, 3-year, 5-year, and 10-year total return performance (if available) reflecting deduction of expenses and sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund. The ratings are derived from a purely quantitative system that does not utilize the subjective criteria customarily employed by rating agencies such as Standard & Poor's and Moody's Investor Service, Inc. CDA/Weisenberger's Management Results publishes mutual fund rankings and is distributed monthly. The rankings are based entirely on total return calculated by Weisenberger for periods such as year-to-date, 1-year, 3-year, 5-year and 10-year. Mutual funds are ranked in general categories (e.g., international bond, international equity, municipal bond, and maximum capital gain). Weisenberger rankings do not reflect deduction of sales charges or fees.

Independent publications may also evaluate the Fund's performance. The Fund may from time to time refer to results published in various periodicals, including Barrons, Financial World, Forbes, Fortune, Investor's Business Daily, Kiplinger's Personal Finance Magazine, Money, U.S. News and World Report and The Wall Street Journal.

Independent, unmanaged indexes, such as those listed below, may be used to present a comparative benchmark of the Fund's performance. The performance figures of an index reflect changes in market prices, reinvestment of all dividend and interest payments and, where applicable, deduction of foreign withholding taxes, and do not take into account brokerage commissions or other costs. Because the Fund is a managed portfolio, the securities it owns will not match those in an index. Securities in an index may change from time to time.

             The Dow Jones Industrial Average is an index of 30 common stocks frequently used as a general measure of stock market performance.

             The NASDAQ Industrial Average is an index of stocks traded in The Nasdaq Stock Market, Inc. National Market System.

             Standard & Poor's 500 Composite Stock Price Index is an index of common stocks frequently used as a general measure of stock market performance.

                              REDEMPTION OF SHARES

Redemption of shares, or payment for redemptions, may be suspended at times (a) when the New York Stock Exchange is closed for other than customary weekend or holiday closings, (b) when trading on said Exchange is restricted, (c) when an emergency exists, as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (d) during any other period when the Securities and Exchange Commission, by order, so permits, provided that applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the conditions prescribed in (b) or (c) exist.

Shareholders who purchased shares through a broker-dealer may also redeem such shares by written request to the Transfer Agent which shares are held by the Transfer Agent at the address set forth in the Prospectus. To be considered in "good order", written requests for redemption should indicate the dollar amount or number of shares to be redeemed, refer to the shareholder's Fund account number, including either the social security or tax identification number. The request should be signed in exactly the same way the account is registered. If there is more than one owner of the shares, all owners must sign. If shares to be redeemed have a value of $5,000 or more or redemption proceeds are to be paid by someone other than the shareholder at the shareholder's address of record, the signature(s) must be guaranteed by an "eligible guarantor institution," which includes a commercial bank that is a member of the Federal Deposit Insurance Corporation, a trust company, a member firm of a domestic stock exchange, a savings association or a credit union that is authorized by its charter to provide a signature guarantee. The Transfer Agent may reject redemption instructions if the guarantor is neither a member of nor a participant in a signature guarantee program. Signature guarantees by notaries public are not acceptable. The purpose of a signature guarantee is to protect shareholders against the possibility of fraud. Further documentation will be requested from corporations, administrators, executors, personal representatives, trustees and custodians. Redemption requests given by facsimile will not be accepted. Unless other instructions are given in proper form, a check for the proceeds of the redemption will be sent to the shareholder's address of record. Share purchases and redemptions are governed by Maryland law.


                        COUNSEL AND INDEPENDENT AUDITORS

Legal matters in connection with the issuance of shares of common stock of the Fund are passed upon by Spitzer & Feldman P.C., 405 Park Avenue, New York, New York 10022. McCurdy & Associates, CPAs, Inc., 27955 Clemens Road, Westlake, Ohio 44145, have been selected as independent auditors for the Fund.

                             ORGANIZATION OF COMPANY

The Imperial Financial Services Fund, an open-end management investment company, is a series of Questar Funds, Inc., a Maryland corporation organized on February 13, 1998.


                              FINANCIAL STATEMENTS

The financial statements of the Fund for the year ended February 29, 2000 are incorporated by reference to the Fund's Annual Report, filed electronically with the SEC on May 11, 2000. These financial statements include the schedules of investments, statements of assets and liabilities, statements of operations, statement of changes in net assets, financial highlights, notes and the report of the independent auditors, McCurdy & Associates CPAs, Inc.

                                    APPENDIX

SECURITY RATINGS

The following rating services describe rated securities as follows:

MOODY'S INVESTORS SERVICE, INC.

BONDS

AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated Baa are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

STANDARD & POOR'S

BONDS

AAA--Debt rated 'AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A--Debt rated 'A' has a strong capacity to pay interest and repay principal although somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB--Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

BB-B-CCC-CC-C--Debt rated 'BB', 'B', 'CCC', 'CC' and 'C' is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. 'BB' indicates the lowest degree of speculation and 'C' the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB--Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

B--Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

CCC--Debt rated 'CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

DUFF & PHELPS CORPORATION


LONG-TERM DEBT

AAA--Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA-High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A, A-Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

BBB+, BBB, BBB--Below-average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+, BB, BB-Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+, B, B-Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC--Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

                                     PART C
                                     ------



ITEM 23.
EXHIBIT NO.     DESCRIPTION OF EXHIBIT
--------------- ----------------------------------------------------------------------------------------------------------

                Articles of Incorporation (See Note 1)
(a)
(b)             Bylaws (See Note 1)
(c)             Not Applicable.
(d)(1)          Investment Advisory Agreement (Imperial Financial Services Fund) (See Note 2)
(d)(2)          Form of Investment Advisory Agreement (Aii Aggressive Trading Fund) (See Note  2)
(d)(3)          Form of Investment  Advisory  Agreement  (MacroTrends  Fund; Pheonix Management
                Fund; and Kaminski Poland Fund)(See Note 3)
(e)             Form of Distribution Agreement (See Note 2)
(f)             Not Applicable.
(g)             Form of Custody Agreement (See Note 4)
(h)             Administrative Service Agreement (Imperial Financial Services Fund) (Aii Aggressive Trading Fund (See
                Note 2)
(h)(1)          Form of Administrative Service Agreement (MacroTrends Fund; Pheonix Management Fund; Kaminski Poland
                Fund) (See Note 4)
(h)(2)          Form of Transfer Agency Agreement (See Note 2)
(i)             Opinion of Spitzer & Feldman P.C. as to the legality of the securities being registered, including their consent to the filing thereof and as to the use of their names in the Prospectus (Imperial Financial
                Services Fund)(See Note 1)
(i)(1)          Consent of Spitzer & Feldman P.C. (Aii Aggressive Trading Fund)(See Note 2)
(i)(2)          Consent of Spitzer & Feldman P.C. (MacroTrends Fund) (See Note 3)
(i)(3)          Consent of Spitzer & Feldman P.C. (Pheonix Manqgement Fund) (See Note 3)
(i)(4)          Consent of Spitzer & Feldman P.C. (Kaminski Poland Fund) (See Note 3)
(j)             Consent of McCurdy & Associates, CPAs, Inc., independent auditors (Imperial Financial Services Fund)
                (See Note 2)
(j)(1)          Consent of McCurdy & Associates (Aii Aggressive Trading Fund) (See Note 3)
(j)(2)          Consent of McCurdy & Associates (MacroTrends Fund)(See Note 3)
(j)(3)          Consent of McCurdy & Associates (Pheonix Management Fund) (See Note 3)
(j)(4)          Consent of McCurdy & Associates (Kaminski Poland Fund))(See Note 3)
(k)             Not Applicable.
(l)             Subscription Letter (See Note 2)
(m)             Distribution (12b-1) Plan (Imperial Financial Services Fund)(See Note 2)
(m)(1)          Distribution (12b-1) Plan ((Aii Agressive Trading Fund)(See Note 2)
(m)(2)          Distribution  (12b-1) Plan (MacroTrends Fund; Pheonix Management Fund; and Kaminski Poland Fund)(See Note
                4)
(n)             Not Applicable.
(n)             Rule 18f-3 Plan (See Note 4)
Other Exhibits  Not Applicable



Notes to Exhibits:

(1) Filed with the Securities and Exchange Commission as an Exhibit to the Registrant's Registration Statement (Reg. No. 333-46323) on February 13, 1998.

(2) Filed with the Securities and Exchange Commission as an Exhibit to Pre-Effective Amendment No. 2 to the Registration Statement (Reg. No. 333-46323) on January 25, 1999.

(3) Filed with the Securities and Exchange Commission as an Exhibit to Post-Effective Amendment No. 4 to the Registration Statement (Reg. No. 333-46323) on December 10, 1999.

(4)        To Be Filed by Future Amendment

ITEM 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

                 Not applicable

ITEM 25.   INDEMNIFICATION.

                 (a) In accordance with Section 2-418 of the General Corporation Law of the State of Maryland, Article NINTH of the Registrant's Articles of Incorporation provides as follows:

                 "NINTH:(1) The Corporation shall indemnify (i) its currently acting and former directors and officers, whether serving the Corporation or at its request any other entity, to the fullest extent required or permitted by the General Laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures and to the fullest extent permitted by law, and (ii) other employees and agents to such extent as shall be authorized by the Board of Directors or the By-Laws and as permitted by law. Nothing contained herein shall be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such by-laws, resolutions or contracts implementing such provisions or such indemnification arrangements as may be permitted by law. No amendment of the charter of the Corporation or repeal of any of its provisions shall limit or eliminate the right of indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal.

                 (2) To the fullest extent permitted by Maryland statutory or decisional law, as amended or interpreted, and the Investment Company Act of 1940, no director or officer of the Corporation shall be personally liable to the Corporation or its stockholders for money damages; provided, however, that nothing herein shall be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by



                                       C1
                 reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. No amendment of the charter of the Corporation or repeal of any of its provisions shall limit or eliminate the limitation of liability provided to directors and officers hereunder with respect to any act or omission occurring prior to such amendment or repeal."






ITEM 26.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS.

(a) Retirement Planning Company of New England, Inc. serves as investment adviser to Imperial Financial Services Fund. The description of Retirement Planning Company of New England, Inc., under the Caption "Management - The Adviser" and "Management - The Adviser" in the Prospectus and Statement of Additional Information, constituting certain of Parts A and B, respectively, of this Registration Statement, are incorporated by reference herein.

           Retirement Planning Company of New England, Inc. is: One Richmond Square, Providence, RI 02906. The following are the directors and officers of Retirement Planning Company of New England, Inc., including any business connections of a substantial nature that they have had in the past two years. Unless other indicated, the address of any other business connection is also:
One Richmond Square, Providence, RI 02906. Set forth below are the names of the directors and officers of the Adviser:


--------------------------------- --------------------------------- ------------------------
NAME                              TITLE                             BUSINESS CONNECTION
--------------------------------- --------------------------------- ------------------------
David W. Allaire                  President, CEO, and Director
--------------------------------- --------------------------------- ------------------------
Michael R. Laliberte              CFO and Director
--------------------------------- --------------------------------- ------------------------


(b) Pheonix Investment Management, Inc. serves as investment adviser to the Pheonix Management Fund. The description of Pheonix Investment Management, Inc., under the Caption "Management - The Adviser" and "Management - The Adviser" in the Prospectus and Statement of Additional Information, constituting certain of Parts A and B, respectively, of this Registration Statement, are incorporated by reference herein.

           The address of Pheonix Investment Management, Inc. is: 2090 Palm Beach Lakes Blvd., Suite 700, West Palm Beach, FL 33409. The following are the directors and officers of Pheonix Investment Management, Inc., including any business connections of a substantial nature that they have had in the past two years. Unless other indicated, the address of any other business connection is also: 2090 Palm Beach Lakes Blvd., Suite 700, West Palm Beach, FL 33409.


--------------------------- ----------------------------- --------------------------------------------
NAME                        TITLE                         BUSINESS CONNECTION

--------------------------- ----------------------------- --------------------------------------------
--------------------------- ----------------------------- --------------------------------------------
Michael W. Burnick          President and CEO             Pheonix Investments, Inc.

--------------------------- ----------------------------- --------------------------------------------
--------------------------- ----------------------------- --------------------------------------------
Michael S. Robinson         Executive Vice-president      Contractors Success Group, Brentwood, TN ;
                                                          Service Experts, Inc., Brentwood, TN

--------------------------- ----------------------------- --------------------------------------------
--------------------------- ----------------------------- --------------------------------------------
Thomas D. Abrams            Director                      Pheonix Investments, Inc. (2/97 -
                                                          Present); Capital Research Corp. (2/97 -
                                                          6/98)

--------------------------- ----------------------------- --------------------------------------------






                                       C2




(c) Yale Research and Management Co., Inc., serves as investment adviser to MacroTrends Funds. The description of Yale Research and Management Co., Inc., under the Caption "Management - The Adviser" and "Management - The Advisor" in the Prospectus and Statement of additional Information, constituting certain of Parts A and B, respectively, of this Registration Statement, are incorporated by reference herein.



        The address of YaleFunds Management and Research Co. is 3980 Howard Hughes Parkway, Suite 400, Las Vegas, NV 89109. The following are the directors and officers YaleFunds Management and Research Co., including any business connections of a substantial nature that they have had in the past two years. Unless other indicated, the address of any other business connection is also 3980 Howard Hughes Parkway, Suite 400, Las Vegas, NV 89109.



------------------------ ------------------- --------------------------------------------
NAME                     TITLE               BUSINESS CONNECTION

------------------------ ------------------- --------------------------------------------
Yi Yale Wang             President           American Fronteer Financial Corp. 3800
                                             Paradise Road, Las Begas, NV 89109 (3/98 -
                                             8/99);
                                             Presidential Brokerage, Inc. 3753 Howard
                                             Hughes Pkwy, Las Vegas, NV 89109 (3/97 -
                                             3/98)
------------------------ ------------------- --------------------------------------------




ITEM 27.   PRINCIPAL UNDERWRITERS.

           (a) The principal underwriter of the Company's shares, AmeriMutual Funds Distributors, Inc., currently acts as a principal underwriter, depositor or investment adviser for the following other investment companies:

           iMillennium Capital Trust

           AmeriMutual Funds Distributors, Inc., is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. AmeriMutual Funds Distributors, Inc., is an indirect wholly-owned subsidiary of Orbitex Financial Services Group, Inc.

           (b) The following table contains information with respect to each director, officer or partner AmeriMutual Funds Distributors, Inc.,.:



          --------------------------------------- -------------------------------------- --------------------------------------
                 Name and Principal                     Positions and Offices with          Positions and Offices with
                  BUSINESS ADDRESS*                         UNDERWRITER                             REGISTRANT
          --------------------------------------- -------------------------------------- --------------------------------------
          --------------------------------------- -------------------------------------- --------------------------------------
          Christopher Klutch                      Director, President, CEO                               None

          --------------------------------------- -------------------------------------- --------------------------------------
          --------------------------------------- -------------------------------------- --------------------------------------
          Vali Nasr                               General Principal, Financial and                       None
                                                  Operations Principal
          --------------------------------------- -------------------------------------- --------------------------------------







                                       C3




          --------------------------------------- -------------------------------------- --------------------------------------
          Nathan O'Steen                          Vice President, General Principal,                     None
                                                  Chief Compliance Officer

          --------------------------------------- -------------------------------------- --------------------------------------
          --------------------------------------- -------------------------------------- --------------------------------------
          Richard E. Stierwalt                    Director, Chief Operations Officer                     None
          --------------------------------------- -------------------------------------- --------------------------------------


           * Unless otherwise indicated, all addresses are: The Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge, NY 11788





           (c)   Not Applicable.


ITEM 28.   LOCATION OF ACCOUNTS AND RECORDS

The accounts and records of the Company required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are located, in whole or in part, at the office of the Administrator, American Data Services, Inc., The Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge, New York 11788 and custodial records which are maintained at the offices of the Custodian for the Imperial Financial Services Fund at Firstar Bank, N.A. at 615 East Michigan Street, Milwaukee, Wisconsin 53202 and at the offices of the Custodian for MacroTrends Fund and Phoenix Management Fund at Union Bank of California, N.A. at 350 California Street, San Francisco California 94104.


ITEM 29.          MANAGEMENT SERVICES

                  Not applicable.

ITEM 30.          UNDERTAKINGS.

                  Not applicable.









                                       C4

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hauppauge and State of New York, on the 27th day of June, 2000.


                                           QUESTAR FUNDS, INC.

                                           By:/S/ MICHAEL MIOLA
                                           Michael Miola, President


Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.



/S/ MICHAEL MIOLA           Director, Chairman of the            June 27, 2000
-----------------
    Michael Miola           Board and Chief Executive Officer

/S/ DANIEL ABRAMSON         Director                             June 27, 2000
-------------------
    Daniel Abramson

/S/ PHILIP CAPALONGO        Director                             June 27, 2000
--------------------
    Philip Capalongo

/S/ ANTHONY HERTL           Director                             June 27, 2000
-----------------
    Anthony Hertl

/S/ DONALD SMITH            Director                             June 27, 2000
----------------
    Donald Smith



The above persons signing as Directors are all of the members of the Company's Board of Directors.

--------